Schedule of Investments (unaudited)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.9%
AerSale Corp.(a)(b)	24,443	$304,560
Air Industries Group(a)(b)	77,705	101,017
Astronics Corp.(a)	61,293	1,073,240
Astrotech Corp.(a)(b)	132,455	176,165
Byrna Technologies Inc.(a)	26,233	596,014
Ducommun Inc.(a)	27,807	1,517,150
National Presto Industries Inc.	13,275	1,349,404
PAE Inc.(a)	174,384	1,552,018
Park Aerospace Corp.	53,512	797,329
SIFCO Industries Inc.(a)	8,800	88,616
Sigma Labs Inc.(a)(b)	27,708	108,061
Triumph Group Inc.(a)	128,951	2,675,733
Vectrus Inc.(a)	30,121	1,433,458
Virtra Inc.(a)(b)	18,622	137,244
		11,910,009
Air Freight & Logistics — 0.2%
Air T Inc.(a)	3,381	83,697
Echo Global Logistics Inc.(a)	66,033	2,029,854
Radiant Logistics Inc.(a)(b)	100,732	698,073
		2,811,624
Airlines — 0.1%
Mesa Air Group Inc.(a)(b)	87,565	816,981

Auto Components — 0.6%
Cooper-Standard Holdings Inc.(a)	42,372	1,228,788
Horizon Global Corp.(a)	53,895	457,030
Modine Manufacturing Co.(a)	124,929	2,072,572
Motorcar Parts of America Inc.(a)	47,616	1,068,503
Stoneridge Inc.(a)	65,337	1,927,442
Strattec Security Corp.(a)	9,457	420,458
Superior Industries International Inc.(a)	62,968	542,784
Sypris Solutions Inc.(a)	25,920	96,422
Unique Fabricating Inc.(a)(b)	22,052	81,592
XL Fleet Corp.(a)(b)	95,520	795,682
		8,691,273
Automobiles — 0.5%
Arcimoto Inc.(a)(b)	67,348	1,157,712
AYRO Inc.(a)	84,233	411,057
Workhorse Group Inc.(a)(b)	307,361	5,099,119
		6,667,888
Banks — 11.6%
1st Constitution Bancorp.	23,963	495,794
ACNB Corp.	22,774	635,622
Affinity Bancshares Inc.(a)	15,217	195,691
Allegiance Bancshares Inc.	48,910	1,880,100
AltabanCorp.	44,406	1,923,224
Amalgamated Financial Corp.	35,560	555,803
Amerant Bancorp Inc.(a)(b)	53,335	1,140,302
American National Bankshares Inc.	28,174	875,930
American River Bankshares, Class A	1,674	30,299
Ames National Corp.	24,202	593,191
Arrow Financial Corp.	35,814	1,287,513
Atlantic Capital Bancshares Inc.(a)	49,386	1,257,368
Auburn National Bancorp. Inc.	6,523	231,306
Bancorp. Inc. (The)(a)(b)	129,674	2,983,799
Bank First Corp.	17,092	1,192,509
Bank of Commerce Holdings	40,643	610,458
Bank of Marin Bancorp., Class A	30,589	975,789
Security	Shares	Value

Banks (continued)
Bank of Princeton (The)	15,692	$449,890
Bank of South Carolina Corp.	8,674	177,817
Bank of the James Financial Group Inc.	9,522	152,352
BankFinancial Corp.	38,716	442,911
Bankwell Financial Group Inc.	15,365	424,689
Bar Harbor Bankshares	38,133	1,091,366
Baycom Corp.(a)	28,105	504,485
BCB Bancorp. Inc.	40,965	550,979
Blue Ridge Bankshares Inc.(b)	42,696	748,034
Bryn Mawr Bank Corp.	50,005	2,109,711
Business First Bancshares Inc.	49,516	1,136,392
Byline Bancorp Inc.	65,046	1,471,991
C&F Financial Corp.	9,425	480,675
California Bancorp Inc.(a)	20,037	374,692
Cambridge Bancorp.	17,101	1,419,212
Camden National Corp.	37,882	1,809,244
Capital Bancorp Inc./MD(a)	18,998	388,509
Capital City Bank Group Inc.	34,966	901,773
Capstar Financial Holdings Inc.	50,380	1,032,790
Carter Bankshares Inc.(a)	65,209	815,765
CB Financial Services Inc.	13,538	299,867
CBTX Inc.	47,337	1,292,773
Central Valley Community Bancorp	28,521	574,698
Century Bancorp. Inc./MA, Class A, NVS	6,782	773,148
Chemung Financial Corp.	9,221	408,582
ChoiceOne Financial Services Inc.	17,667	427,895
Citizens & Northern Corp.	39,560	969,220
Citizens Community Bancorp. Inc./WI	27,313	373,642
Citizens Holding Co.	13,575	250,594
Civista Bancshares Inc.	41,023	906,608
CNB Financial Corp./PA	42,660	973,501
Coastal Financial Corp./WA(a)	23,361	667,190
Codorus Valley Bancorp. Inc.	25,769	516,411
Colony Bankcorp Inc.	25,002	446,536
Community Bankers Trust Corp.	54,949	623,122
Community Financial Corp. (The)	14,474	499,353
Community Trust Bancorp. Inc.	41,793	1,687,601
Community West Bancshares	14,501	189,673
ConnectOne Bancorp. Inc.	93,995	2,459,849
Cortland Bancorp.	9,313	249,123
County Bancorp. Inc.(b)	12,092	410,644
CrossFirst Bankshares Inc.(a)	119,096	1,637,570
Customers Bancorp. Inc.(a)	74,107	2,889,432
Dime Community Bancshares Inc.	87,124	2,929,109
Eagle Bancorp. Montana Inc.	17,066	392,518
Emclaire Financial Corp.	4,190	121,803
Enterprise Bancorp. Inc./MA.	24,068	788,227
Equity Bancshares Inc., Class A(a)(b)	34,118	1,040,258
Esquire Financial Holdings Inc.(a)(b)	18,344	434,753
Evans Bancorp. Inc.	13,848	513,761
Farmers & Merchants Bancorp. Inc./Archbold OH	25,935	565,902
Farmers National Banc Corp.	68,752	1,066,344
Fidelity D&D Bancorp. Inc.	9,955	538,565
Financial Institutions Inc.	40,696	1,220,880
First Bancorp. Inc. (The)	26,962	794,031
First Bancshares Inc. (The)	51,053	1,910,914
First Bank/Hamilton NJ.	40,597	549,683
First Business Financial Services Inc.	22,495	608,940
First Capital Inc.	8,726	378,359
First Choice Bancorp.	26,146	796,146

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
First Community Bankshares Inc.	45,426	$1,355,966
First Community Corp./SC	20,029	404,586
First Financial Corp./IN	33,026	1,348,121
First Financial Northwest Inc.	22,302	337,875
First Foundation Inc.	100,756	2,268,018
First Guaranty Bancshares Inc.	13,598	264,889
First Internet Bancorp.	23,538	729,207
First Mid Bancshares Inc.	41,692	1,688,943
First National Corp./VA	10,812	217,105
First Northwest Bancorp.	23,018	403,966
First of Long Island Corp. (The)	61,266	1,300,677
First Savings Financial Group Inc.	4,747	347,291
First U.S. Bancshares Inc.	1,672	18,007
First United Corp.	18,407	320,834
First Western Financial Inc.(a)	16,256	420,868
Five Star Bancorp.(a)	13,401	323,634
Flushing Financial Corp.	75,484	1,617,622
FNCB Bancorp Inc.	46,291	336,536
Franklin Financial Services Corp.	11,857	378,713
FVCBankcorp Inc.(a)	30,867	532,764
German American Bancorp. Inc.	62,082	2,309,450
Glen Burnie Bancorp.	4,217	54,737
Great Southern Bancorp. Inc.	28,590	1,541,001
Guaranty Bancshares Inc./TX	20,350	693,324
Hanmi Financial Corp.	77,181	1,471,070
Harborone Bancorp. Inc.	123,472	1,770,588
Hawthorn Bancshares Inc.	16,257	372,778
HBT Financial Inc.	27,707	482,379
Heritage Commerce Corp.	149,998	1,669,478
HomeTrust Bancshares Inc.	39,023	1,088,742
Horizon Bancorp Inc./IN	111,687	1,946,704
Howard Bancorp. Inc.(a)	35,459	571,954
Independent Bank Corp./MI	56,083	1,217,562
Investar Holding Corp.	26,535	607,386
Lakeland Bancorp. Inc.	126,120	2,204,578
Landmark Bancorp. Inc./Manhattan KS	11,212	302,836
LCNB Corp.	34,627	566,844
Level One Bancorp. Inc.	13,192	360,142
Macatawa Bank Corp.	81,789	715,654
Mackinac Financial Corp.	22,329	441,221
MainStreet Bancshares Inc.(a)	19,005	429,133
Malvern Bancorp. Inc.(a)(b)	20,486	378,786
Mercantile Bank Corp.	44,058	1,330,552
Meridian Corp.	13,887	364,534
Metrocity Bankshares Inc.	48,707	852,860
Metropolitan Bank Holding Corp.(a)	19,041	1,146,649
Mid Penn Bancorp. Inc.	25,017	686,717
Middlefield Banc Corp.	16,556	390,722
Midland States Bancorp. Inc.	55,935	1,469,412
MidWestOne Financial Group Inc.	39,344	1,131,927
MVB Financial Corp.	24,264	1,035,102
National Bankshares Inc.	16,880	590,969
Nicolet Bankshares Inc.(a)(b)	22,455	1,579,485
Northeast Bank(b)	19,330	577,387
Northrim Bancorp. Inc.	15,724	672,201
Norwood Financial Corp.	19,385	504,010
Oak Valley Bancorp.	17,270	313,796
Ohio Valley Banc Corp.	10,723	262,177
Old Point Financial Corp.	9,669	234,570
Old Second Bancorp. Inc.	74,705	926,342
Security	Shares	Value

Banks (continued)
Origin Bancorp Inc.	55,564	$2,359,247
Orrstown Financial Services Inc.	28,331	653,596
Pacific Mercantile Bancorp.(a)	49,206	423,172
Parke Bancorp. Inc.	27,794	543,651
Pathfinder Bancorp. Inc.	7,341	116,135
Patriot National Bancorp Inc.(a)	7,735	70,698
PCB Bancorp.	32,332	520,545
Peapack Gladstone Financial Corp.	47,220	1,467,125
Penns Woods Bancorp. Inc.	18,769	447,078
Peoples Bancorp. Inc./OH	47,681	1,412,311
Peoples Bancorp. of North Carolina Inc.	12,273	316,643
Peoples Financial Services Corp.	18,754	798,920
Plumas Bancorp.	12,984	415,878
Preferred Bank/Los Angeles CA	34,383	2,175,412
Premier Financial Bancorp. Inc.	32,782	552,377
Primis Financial Corp.	63,788	973,405
Professional Holding Corp., Class A(a)(b)	31,424	566,260
QCR Holdings Inc.	39,516	1,900,324
RBB Bancorp.	36,892	893,524
Red River Bancshares Inc.	11,844	598,240
Reliant Bancorp Inc.	37,949	1,052,326
Republic Bancorp. Inc./KY, Class A	25,124	1,158,970
Republic First Bancorp. Inc.(a)	118,560	473,054
Richmond Mutual Bancorp. Inc.	32,686	487,021
Riverview Financial Corp.	23,716	271,074
Salisbury Bancorp. Inc.	6,854	348,183
SB Financial Group Inc.	18,421	340,788
Select Bancorp. Inc.(a)	38,205	615,865
Shore Bancshares Inc.	31,428	526,419
Sierra BanCorp.	37,089	943,915
SmartFinancial Inc.	36,800	883,568
Sound Financial Bancorp. Inc.	3,139	136,107
South Plains Financial Inc.	27,755	641,973
Southern First Bancshares Inc.(a)	19,019	973,012
Spirit of Texas Bancshares Inc.	33,083	755,616
Stock Yards Bancorp. Inc.	51,340	2,612,693
Summit Financial Group Inc.	30,819	678,326
Summit State Bank	11,540	179,332
TriState Capital Holdings Inc.(a)	73,455	1,497,747
Union Bankshares Inc./Morrisville VT	9,382	339,628
United Bancorp. Inc./OH	12,013	176,111
United Bancshares Inc./OH	6,722	242,059
United Security Bancshares/Fresno CA	39,682	324,202
Unity Bancorp. Inc.	19,019	419,369
Univest Financial Corp.	80,151	2,113,582
Village Bank and Trust Financial Corp.(a)	1,724	84,373
Virginia National Bankshares Corp.	11,938	464,269
Washington Trust Bancorp. Inc.	42,443	2,179,448
West Bancorp. Inc.	42,072	1,167,498
		156,697,650
Beverages — 0.1%
Alkaline Water Co. Inc. (The)(a)(b)	203,497	311,351
NewAge Inc.(a)(b)	336,601	750,620
Reed’s Inc.(a)	224,905	229,403
Willamette Valley Vineyards Inc.(a)	11,512	157,484
		1,448,858
Biotechnology — 16.5%
180 Life Sciences Corp.(a)	45,157	451,570
4D Molecular Therapeutics Inc.(a)	24,508	590,153
89bio Inc.(a)(b)	24,786	463,498

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Abeona Therapeutics Inc.(a)	218,873	$341,442
Acorda Therapeutics Inc.(a)(b)	27,003	128,804
Actinium Pharmaceuticals Inc.(a)(b)	49,092	388,318
Adamas Pharmaceuticals Inc.(a)	100,208	529,098
Adicet Bio Inc.(a)(b)	52,854	543,868
Aditx Therapeutics Inc.(a)	31,074	80,482
ADMA Biologics Inc.(a)(b)	290,040	464,064
Adverum Biotechnologies Inc.(a)	218,569	764,991
Aeglea BioTherapeutics Inc.(a)	105,623	735,136
Affimed NV(a)	289,253	2,458,650
Agenus Inc.(a)	492,015	2,701,162
AgeX Therapeutics Inc.(a)	60,246	93,381
Aileron Therapeutics Inc.(a)	183,676	229,595
AIM ImmunoTech Inc.(a)	116,644	250,785
Akebia Therapeutics Inc.(a)	400,456	1,517,728
Akero Therapeutics Inc.(a)(b)	64,228	1,593,497
Akouos Inc.(a)	60,051	753,640
Albireo Pharma Inc.(a)(b)	42,346	1,489,732
Aldeyra Therapeutics Inc.(a)(b)	120,807	1,368,743
Aligos Therapeutics Inc.(a)	46,613	950,206
Allena Pharmaceuticals Inc.(a)(b)	144,027	187,235
Alpine Immune Sciences Inc.(a)(b)	28,991	260,919
Altimmune Inc.(a)(b)	80,847	796,343
AnaptysBio Inc.(a)	48,025	1,245,288
Anavex Life Sciences Corp.(a)	154,206	3,525,149
Anika Therapeutics Inc.(a)	36,464	1,578,527
Anixa Biosciences Inc.(a)(b)	72,800	282,464
Annexon Inc.(a)	77,391	1,742,071
Annovis Bio Inc.(a)(b)	11,212	959,523
Applied Genetic Technologies Corp./DE(a)(b)	111,196	434,776
Applied Therapeutics Inc.(a)	44,236	919,224
Aprea Therapeutics Inc.(a)(b)	45,803	223,519
Aptevo Therapeutics Inc.(a)	6,069	136,128
Aptinyx Inc., Class A(a)	118,829	336,286
AquaBounty Technologies Inc.(a)(b)	130,836	701,281
Aravive Inc.(a)(b)	39,968	239,009
Arbutus Biopharma Corp.(a)(b)	196,038	593,995
ARCA biopharma Inc.(a)	40,655	141,886
Arcturus Therapeutics Holdings Inc.(a)	52,539	1,777,920
Ardelyx Inc.(a)	215,940	1,636,825
Aridis Pharmaceuticals Inc.(a)(b)	24,083	178,214
Assembly Biosciences Inc.(a)	102,638	398,235
Athenex Inc.(a)	216,636	1,000,858
Athersys Inc.(a)(b)	508,783	732,648
Atossa Therapeutics Inc.(a)	291,877	1,844,663
Atreca Inc., Class A(a)(b)	66,748	568,693
aTyr Pharma Inc.(a)(b)	41,420	202,130
AVEO Pharmaceuticals Inc.(a)(b)	77,393	510,020
Avid Bioservices Inc.(a)(b)	150,114	3,850,424
Avidity Biosciences Inc.(a)	75,430	1,863,875
Avita Medical Inc.(a)	59,764	1,226,357
Avrobio Inc.(a)(b)	92,519	822,494
Axcella Health Inc.(a)	49,250	197,493
Aziyo Biologics Inc., Class A(a)	6,181	59,399
Benitec Biopharma Inc.(a)	22,203	94,363
Beyondspring Inc.(a)(b)	56,680	591,739
BioCardia Inc.(a)(b)	33,236	131,947
Biocept Inc.(a)	35,603	149,177
Biomea Fusion Inc.(a)(b)	21,512	335,802
Bio-Path Holdings Inc.(a)	18,672	124,542
Security	Shares	Value

Biotechnology (continued)
BioVie Inc.(a)(b)	6,011	$101,886
Bioxcel Therapeutics Inc.(a)	38,229	1,110,935
Bolt Biotherapeutics Inc.(a)	29,612	457,802
BrainStorm Cell Therapeutics Inc.(a)(b)	80,434	305,649
Cabaletta Bio Inc.(a)	41,883	360,194
Caladrius Biosciences Inc.(a)	156,755	252,376
Calithera Biosciences Inc.(a)(b)	179,412	374,971
Calyxt Inc.(a)(b)	34,918	140,370
Capricor Therapeutics Inc.(a)(b)	55,008	282,191
Cardiff Oncology Inc.(a)(b)	90,029	598,693
CASI Pharmaceuticals Inc.(a)(b)	278,959	432,386
Catabasis Pharmaceutical Inc.(a)(b)	57,093	120,466
Catalyst Biosciences Inc.(a)	87,638	379,473
Catalyst Pharmaceuticals Inc.(a)(b)	242,425	1,393,944
Celcuity Inc.(a)(b)	19,715	473,160
Celldex Therapeutics Inc.(a)(b)	97,719	3,267,723
Cellectar Biosciences Inc.(a)	137,525	163,655
CEL-SCI Corp.(a)(b)	88,661	769,577
Celsion Corp.(a)	218,078	276,959
Checkpoint Therapeutics Inc.(a)(b)	150,936	445,261
ChemoCentryx Inc.(a)	135,218	1,810,569
Chimerix Inc.(a)(b)	182,247	1,457,976
Chinook Therapeutics Inc.(a)	79,032	1,115,932
Cidara Therapeutics Inc.(a)(b)	122,199	246,842
Clene Inc.(a)	57,600	647,424
Cleveland BioLabs Inc.(a)(b)	16,943	92,678
Clovis Oncology Inc.(a)	249,785	1,448,753
Codiak Biosciences Inc.(a)(b)	39,034	723,300
Cogent Biosciences Inc.(a)	92,480	750,013
Cohbar Inc.(a)(b)	116,873	163,622
Concert Pharmaceuticals Inc.(a)(b)	82,232	347,019
ContraFect Corp.(a)(b)	101,004	444,418
Corbus Pharmaceuticals Holdings Inc.(a)(b)	301,749	552,201
Corvus Pharmaceuticals Inc.(a)(b)	68,398	182,623
Crinetics Pharmaceuticals Inc.(a)	91,774	1,729,940
CTI BioPharma Corp.(a)(b)	220,874	552,185
Cue Biopharma Inc.(a)(b)	75,033	874,134
Curis Inc.(a)	215,237	1,736,963
Cyclacel Pharmaceuticals Inc.(a)(b)	24,410	144,507
Cyclerion Therapeutics Inc.(a)(b)	73,870	288,093
Cyclo Therapeutics Inc.(a)	10,032	102,627
CytomX Therapeutics Inc.(a)	163,671	1,036,037
Decibel Therapeutics Inc.(a)	19,110	164,346
Dermtech Inc.(a)(b)	58,870	2,447,226
DiaMedica Therapeutics Inc.(a)	49,426	219,946
Dyadic International Inc.(a)	54,242	194,729
Dynavax Technologies Corp.(a)(b)	269,009	2,649,739
Eagle Pharmaceuticals Inc./DE(a)	29,840	1,277,152
Eiger BioPharmaceuticals Inc.(a)	81,153	691,424
Eledon Pharmaceuticals Inc.(a)	32,988	260,935
Entasis Therapeutics Holdings Inc.(a)(b)	30,584	81,659
Epizyme Inc.(a)	225,652	1,875,168
Equillium Inc.(a)(b)	31,383	184,846
Esperion Therapeutics Inc.(a)(b)	65,577	1,386,954
Evelo Biosciences Inc.(a)(b)	75,225	1,033,591
Fennec Pharmaceuticals Inc.(a)(b)	46,563	339,444
Finch Therapeutics Group Inc.(a)	18,996	267,274
Flexion Therapeutics Inc.(a)(b)	121,673	1,001,369
Foghorn Therapeutics Inc.(a)	49,161	524,548
Forte Biosciences Inc.(a)(b)	28,115	945,226

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fortress Biotech Inc.(a)	180,922	$645,892
Frequency Therapeutics Inc.(a)(b)	79,968	796,481
G1 Therapeutics Inc.(a)	97,808	2,145,908
Gain Therapeutics Inc.(a)	10,289	102,993
Galectin Therapeutics Inc.(a)(b)	96,842	309,894
Galera Therapeutics Inc.(a)(b)	34,795	342,035
Gemini Therapeutics Inc.(a)(b)	55,339	358,043
Genocea Biosciences Inc.(a)(b)	100,400	234,936
Genprex Inc.(a)	115,232	386,027
GeoVax Labs Inc.(a)	17,003	85,015
Geron Corp.(a)(b)	771,748	1,088,165
GlycoMimetics Inc.(a)	110,455	256,256
Gossamer Bio Inc.(a)(b)	157,125	1,275,855
Greenwich Lifesciences Inc.(a)(b)	9,898	444,816
Gritstone bio Inc.(a)	101,072	922,787
GT Biopharma Inc.(a)(b)	59,096	915,988
Harpoon Therapeutics Inc.(a)	46,545	645,579
Heat Biologics Inc.(a)(b)	61,489	413,821
Homology Medicines Inc.(a)(b)	106,676	775,535
Hookipa Pharma Inc.(a)	48,121	440,788
Humanigen Inc.(a)(b)	111,512	1,938,079
iBio Inc.(a)(b)	545,103	823,106
Ideaya Biosciences Inc.(a)	69,750	1,464,052
Idera Pharmaceuticals Inc.(a)(b)	112,818	135,382
Immucell Corp.(a)	5,301	50,360
Immunic Inc.(a)	39,434	483,461
ImmunoGen Inc.(a)	488,202	3,217,251
Immunome Inc.(a)(b)	21,100	365,030
Impel Neuropharma Inc.(a)	14,587	129,095
Infinity Pharmaceuticals Inc.(a)(b)	217,936	651,629
Inhibikase Therapeutics Inc.(a)(b)	8,179	22,901
Inhibrx Inc.(a)	69,413	1,910,246
Inmune Bio Inc.(a)(b)	22,041	387,260
Inozyme Pharma Inc.(a)	36,140	615,826
Intercept Pharmaceuticals Inc.(a)	70,094	1,399,777
iTeos Therapeutics Inc.(a)	50,363	1,291,811
IVERIC bio Inc.(a)(b)	228,704	1,443,122
Jounce Therapeutics Inc.(a)	83,374	566,943
Kadmon Holdings Inc.(a)(b)	439,989	1,702,757
KalVista Pharmaceuticals Inc.(a)	49,763	1,192,321
Karyopharm Therapeutics Inc.(a)	180,198	1,859,643
Keros Therapeutics Inc.(a)(b)	38,892	1,651,743
Kezar Life Sciences Inc.(a)	88,425	480,148
Kindred Biosciences Inc.(a)	108,102	991,295
Kintara Therapeutics Inc.(a)	69,849	158,557
Kiromic BioPharma Inc.(a)(b)	8,904	42,828
Lantern Pharma Inc.(a)(b)	19,755	288,423
Larimar Therapeutics Inc.(a)	25,327	248,711
Leap Therapeutics Inc.(a)(b)	108,268	177,560
Lexicon Pharmaceuticals Inc.(a)(b)	170,221	781,314
Lineage Cell Therapeutics Inc.(a)	303,591	865,234
Lixte Biotechnology Holdings Inc.(a)(b)	4,296	13,017
LogicBio Therapeutics Inc.(a)(b)	56,530	250,993
Lumos Pharma Inc.(a)(b)	17,757	176,505
Magenta Therapeutics Inc.(a)	75,107	734,546
MannKind Corp.(a)(b)	614,762	3,350,453
Marker Therapeutics Inc.(a)	148,070	413,115
MediciNova Inc.(a)	121,018	514,326
MEI Pharma Inc.(a)	274,506	782,342
MeiraGTx Holdings PLC(a)	74,914	1,161,167
Security	Shares	Value

Biotechnology (continued)
Mersana Therapeutics Inc.(a)	172,331	$2,340,255
Metacrine Inc.(a)(b)	38,068	144,658
MiMedx Group Inc.(a)	276,269	3,456,125
Molecular Templates Inc.(a)(b)	93,255	729,254
Moleculin Biotech Inc.(a)	72,221	265,051
Monopar Therapeutics Inc.(a)(b)	11,102	65,391
Mustang Bio Inc.(a)	176,350	585,482
NanoViricides Inc.(a)	24,976	115,889
Navidea Biopharmaceuticals Inc.(a)(b)	57,159	104,601
Neoleukin Therapeutics Inc.(a)	89,883	829,620
NeuBase Therapeutics Inc.(a)(b)	67,418	322,932
NeuroBo Pharmaceuticals Inc.(a)(b)	27,109	90,273
NexImmune Inc.(a)	17,715	289,109
NextCure Inc.(a)	48,057	385,898
Nkarta Inc.(a)	35,206	1,115,678
Nymox Pharmaceutical Corp.(a)(b)	128,773	203,461
Olema Pharmaceuticals Inc.(a)	30,305	847,934
Oncocyte Corp.(a)	176,409	1,012,588
Oncorus Inc.(a)	50,865	701,937
OncoSec Medical Inc.(a)(b)	62,175	174,712
Oncternal Therapeutics Inc.(a)(b)	111,178	528,095
Oncternal Therapeutics Inc. New(a)(b)(c)	1,634	1,675
OpGen Inc.(a)(b)	100,013	227,030
Organovo Holdings Inc.(a)(b)	19,192	180,405
Orgenesis Inc.(a)(b)	53,813	272,832
ORIC Pharmaceuticals Inc.(a)	73,040	1,292,078
Outlook Therapeutics Inc.(a)	218,001	542,822
Ovid therapeutics Inc.(a)	145,224	567,826
Oyster Point Pharma Inc.(a)(b)	28,079	482,678
Panbela Therapeutics Inc.(a)(b)	22,358	63,273
PDS Biotechnology Corp.(a)	45,341	569,030
PhaseBio Pharmaceuticals Inc.(a)	92,711	344,885
Phio Pharmaceuticals Corp.(a)(b)	40,305	91,089
Pieris Pharmaceuticals Inc.(a)(b)	135,956	520,711
Plus Therapeutics Inc.(a)	58,507	149,778
Portage Biotech Inc.(a)	8,795	184,343
Poseida Therapeutics Inc.(a)	72,083	722,272
Precision BioSciences Inc.(a)	118,980	1,489,630
Prometheus Biosciences Inc.(a)	28,306	695,195
Protagonist Therapeutics Inc.(a)	102,858	4,616,267
Protalix BioTherapeutics Inc.(a)	105,503	201,511
Protara Therapeutics Inc.(a)(b)	26,028	253,513
Proteostasis Therapeutics Inc.(a)(b)(c)	128,549	13,883
Prothena Corp. PLC(a)(b)	85,029	4,371,341
Puma Biotechnology Inc.(a)	80,983	743,424
Qualigen Therapeutics Inc.(a)	72,589	144,452
RAPT Therapeutics Inc.(a)	44,972	1,429,660
Reneo Pharmaceuticals Inc.(a)	15,804	147,451
Rezolute Inc.(a)(b)	11,497	164,062
Rigel Pharmaceuticals Inc.(a)(b)	426,908	1,852,781
Salarius Pharmaceuticals Inc.(a)	124,193	131,645
Savara Inc.(a)(b)	199,963	339,937
Scholar Rock Holding Corp.(a)	68,916	1,991,672
Selecta Biosciences Inc.(a)(b)	223,295	933,373
SELLAS Life Sciences Group Inc.(a)(b)	37,460	415,806
Sesen Bio Inc.(a)	424,021	1,958,977
Sierra Oncology Inc.(a)	16,270	317,265
Sigilon Therapeutics Inc.(a)	19,126	205,222
Sio Gene Therapies Inc.(a)	99,499	271,632
Solid Biosciences Inc.(a)	149,787	548,220

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Soligenix Inc.(a)(b)	107,304	$119,107
Spectrum Pharmaceuticals Inc.(a)(b)	392,620	1,472,325
Spero Therapeutics Inc.(a)(b)	60,989	851,406
Spruce Biosciences Inc.(a)	21,961	246,183
SQZ Biotechnologies Co.(a)(b)	57,055	824,445
Summit Therapeutics Inc.(a)	55,691	415,455
Surface Oncology Inc.(a)(b)	83,330	621,642
Sutro Biopharma Inc.(a)	108,201	2,011,457
Syndax Pharmaceuticals Inc.(a)(b)	112,021	1,923,401
Synlogic Inc.(a)	74,456	289,634
Syros Pharmaceuticals Inc.(a)(b)	145,121	790,909
T2 Biosystems Inc.(a)(b)	364,967	434,311
Talaris Therapeutics Inc.(a)	22,195	326,045
Taysha Gene Therapies Inc.(a)	55,504	1,176,685
TCR2 Therapeutics Inc.(a)(b)	76,428	1,254,183
Tenax Therapeutics Inc.(a)	30,911	67,077
Tonix Pharmaceuticals Holding Corp.(a)(b)	817,310	907,214
Tracon Pharmaceuticals Inc.(a)	30,913	200,625
Trevena Inc.(a)	410,014	692,924
Trillium Therapeutics Inc.(a)(b)	243,397	2,360,951
UNITY Biotechnology Inc.(a)	102,305	474,695
UroGen Pharma Ltd.(a)	49,647	758,110
Vaccinex Inc.(a)(b)	43,374	121,447
Vanda Pharmaceuticals Inc.(a)	137,402	2,955,517
Vaxart Inc.(a)(b)	296,877	2,223,609
Vaxcyte Inc.(a)(b)	98,784	2,223,628
VBI Vaccines Inc.(a)(b)	465,605	1,559,777
Verastem Inc.(a)(b)	430,764	1,753,209
Viking Therapeutics Inc.(a)(b)	174,787	1,046,974
Vincerx Pharma Inc.(a)	12,637	164,155
Viracta Therapeutics Inc.(a)(b)	90,964	1,031,532
Viridian Therapeutics Inc.(a)	21,028	384,602
Virios Therapeutics Inc.(a)	8,934	56,195
VistaGen Therapeutics Inc.(a)	473,434	1,491,317
Vor BioPharma Inc.(a)	28,566	532,756
Voyager Therapeutics Inc.(a)	66,694	275,446
vTv Therapeutics Inc., Class A(a)	54,699	124,714
Vyant Bio Inc.(a)(b)	74,258	277,725
Werewolf Therapeutics Inc.(a)	18,702	326,163
Windtree Therapeutics Inc.(a)	53,496	122,506
X4 Pharmaceuticals Inc.(a)(b)	60,766	394,979
XBiotech Inc.(a)	38,535	638,140
XOMA Corp.(a)(b)	15,401	523,634
Yield10 Bioscience Inc.(a)	10,247	87,407
Yumanity Therapeutics Inc.(a)(b)	22,163	258,199
ZIOPHARM Oncology Inc.(a)(b)	530,799	1,401,309
		224,462,543
Building Products — 0.4%
Applied UV Inc.(a)(b)	10,510	103,103
Armstrong Flooring Inc.(a)	56,889	352,143
Caesarstone Ltd.	58,166	858,530
Insteel Industries Inc.	46,573	1,497,322
Jewett-Cameron Trading Co. Ltd.(a)	8,281	80,492
Quanex Building Products Corp.	85,042	2,112,443
		5,004,033
Capital Markets — 1.2%
Ashford Inc.(a)	2,617	59,458
Associated Capital Group Inc., Class A	4,293	166,826
Blucora Inc.(a)	121,122	2,096,622
Cohen & Co. Inc.(a)	1,023	19,284
Security	Shares	Value

Capital Markets (continued)
Cowen Inc., Class A	64,238	$2,636,970
Diamond Hill Investment Group Inc.	7,754	1,297,322
Donnelley Financial Solutions Inc.(a)	73,377	2,421,441
GAMCO Investors Inc., Class A	12,392	311,039
Greenhill & Co. Inc.	37,159	578,194
Hennessy Advisors Inc.	14,125	131,645
Heritage Global Inc.(a)	55,736	141,012
Manning & Napier Inc.(a)	35,395	278,559
Oppenheimer Holdings Inc., Class A, NVS	22,847	1,161,541
Pzena Investment Management Inc., Class A	40,205	442,657
Safeguard Scientifics Inc.(a)	53,450	414,772
Siebert Financial Corp.(a)	31,317	150,635
Silvercrest Asset Management Group Inc., Class A	25,825	388,408
StoneX Group Inc.(a)	41,934	2,544,136
Value Line Inc.	2,510	77,810
Westwood Holdings Group Inc.	19,915	433,350
		15,751,681
Chemicals — 1.0%
Advanced Emissions Solutions Inc.(a)	44,207	327,574
AdvanSix Inc.(a)	67,761	2,023,343
American Vanguard Corp.	75,349	1,319,361
Core Molding Technologies Inc.(a)	18,682	288,263
Crown ElectroKinetics Corp.(a)(b)	13,634	57,672
Flexible Solutions International Inc.(a)	18,816	73,571
Flotek Industries Inc.(a)	175,529	303,665
FutureFuel Corp.	72,529	696,278
Hawkins Inc.	48,320	1,582,480
Intrepid Potash Inc.(a)(b)	24,983	795,958
Koppers Holdings Inc.(a)	52,685	1,704,360
LSB Industries Inc.(a)(b)	51,390	310,910
Marrone Bio Innovations Inc.(a)	249,961	414,935
Northern Technologies International Corp.	20,121	350,105
Rayonier Advanced Materials Inc.(a)	155,152	1,037,967
Trecora Resources(a)	63,592	529,085
Tredegar Corp.	67,862	934,460
Valhi Inc.(b)	6,220	151,333
		12,901,320
Commercial Services & Supplies — 1.6%
ACCO Brands Corp.	238,325	2,056,745
Aqua Metals Inc.(a)(b)	164,534	493,602
ARC Document Solutions Inc.	94,034	202,173
BioHiTech Global Inc.(a)	45,145	65,460
CECO Environmental Corp.(a)	79,077	566,191
Charah Solutions Inc.(a)(b)	35,830	180,942
Document Security Systems Inc.(a)(b)	44,942	80,446
Ennis Inc.	68,818	1,480,963
Fuel Tech Inc.(a)(b)	60,851	143,000
Heritage-Crystal Clean Inc.(a)	39,627	1,176,129
Interface Inc.	145,111	2,220,198
Kimball International Inc., Class B	92,983	1,222,726
Montrose Environmental Group Inc.(a)	55,567	2,981,725
Performant Financial Corp.(a)	87,216	327,060
Quad/Graphics Inc.(a)	86,069	357,186
Quest Resource Holding Corp.(a)	38,534	244,691
RR Donnelley & Sons Co.(a)	176,756	1,110,028
SP Plus Corp.(a)	58,481	1,788,934
Team Inc.(a)	68,205	456,974
TOMI Environmental Solutions Inc.(a)	29,232	84,188
Viad Corp.(a)	50,620	2,523,407
Vidler Water Resouces Inc.(a)	41,087	546,457

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Virco Mfg. Corp.(a)	26,016	$88,715
VSE Corp.	26,962	1,334,889
		21,732,829
Communications Equipment — 1.4%
Applied Optoelectronics Inc.(a)(b)	66,511	563,348
Aviat Networks Inc.(a)	23,892	782,941
BK Technologies Corp.	25,874	81,503
CalAmp Corp.(a)	88,030	1,119,742
Cambium Networks Corp.(a)	22,125	1,069,744
Casa Systems Inc.(a)	79,231	702,779
Clearfield Inc.(a)(b)	28,394	1,063,355
ClearOne Inc.(a)	28,083	76,947
ComSovereign Holding Corp.(a)	19,310	44,799
Comtech Telecommunications Corp.	64,691	1,562,935
Digi International Inc.(a)(b)	85,762	1,724,674
DZS Inc.(a)	42,125	874,094
EMCORE Corp.(a)	91,469	843,344
Franklin Wireless Corp.(a)	16,268	149,178
Genasys Inc.(a)(b)	85,770	470,020
Harmonic Inc.(a)	227,977	1,942,364
Inseego Corp.(a)	208,412	2,102,877
KVH Industries Inc.(a)	41,147	506,108
Lantronix Inc.(a)	59,559	307,325
Ondas Holdings Inc.(a)(b)	47,599	377,936
PCTEL Inc.	53,800	352,390
Resonant Inc.(a)	147,383	473,099
Ribbon Communications Inc.(a)	177,363	1,349,732
TESSCO Technologies Inc.(a)	17,394	106,973
Vislink Technologies Inc.(a)	120,173	342,493
		18,990,700
Construction & Engineering — 1.5%
Argan Inc.	37,831	1,807,943
Bowman Consulting Group Ltd.(a)	7,923	109,734
Concrete Pumping Holdings Inc.(a)(b)	65,503	554,810
Great Lakes Dredge & Dock Corp.(a)(b)	162,765	2,377,997
HC2 Holdings Inc.(a)(b)	121,421	483,256
IES Holdings Inc.(a)	21,326	1,095,303
Infrastructure and Energy Alternatives Inc.(a)(b)	51,746	665,454
iSun Inc.(a)	17,443	198,501
Limbach Holdings Inc.(a)	23,425	216,916
Matrix Service Co.(a)	63,223	663,842
MYR Group Inc.(a)	40,813	3,710,718
Northwest Pipe Co.(a)(b)	26,293	742,777
NV5 Global Inc.(a)(b)	31,830	3,008,253
Orbital Energy Group Inc.(a)(b)	112,139	490,047
Orion Group Holdings Inc.(a)	78,098	449,064
Sterling Construction Co. Inc.(a)	70,039	1,690,041
Tutor Perini Corp.(a)	99,590	1,379,321
Williams Industrial Services Group Inc.(a)	43,792	255,307
		19,899,284
Construction Materials — 0.4%
Forterra Inc.(a)	72,477	1,703,934
Smith-Midland Corp.(a)	9,405	221,958
U.S. Concrete Inc.(a)	40,382	2,980,192
United State Lime & Minerals Inc.	5,105	710,054
		5,616,138
Consumer Finance — 0.7%
Atlanticus Holdings Corp.(a)	13,089	519,633
Consumer Portfolio Services Inc.(a)	46,823	210,704
Security	Shares	Value

Consumer Finance (continued)
Curo Group Holdings Corp.	52,540	$893,180
Elevate Credit Inc.(a)(b)	61,655	220,108
Enova International Inc.(a)	89,853	3,073,871
EZCORP Inc., Class A, NVS(a)	126,404	762,216
Medallion Financial Corp.(a)(b)	52,417	464,415
Nicholas Financial Inc.(a)	15,872	178,084
Oportun Financial Corp.(a)	52,490	1,051,375
Regional Management Corp.	20,348	946,996
World Acceptance Corp.(a)	10,847	1,738,123
		10,058,705
Containers & Packaging — 0.4%
Myers Industries Inc.	90,311	1,896,531
Ranpak Holdings Corp.(a)	86,014	2,152,931
UFP Technologies Inc.(a)	17,360	996,811
		5,046,273
Distributors — 0.2%
AMCON Distributing Co.	395	60,478
Funko Inc., Class A(a)	65,402	1,391,755
Greenlane Holdings Inc., Class A(a)(b)	40,336	180,302
Weyco Group Inc.	16,626	371,924
		2,004,459
Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	46,859	1,327,984
Amesite Inc.(a)(b)	28,879	79,417
Aspen Group Inc./CO(a)	58,536	381,655
Carriage Services Inc.	42,069	1,555,291
Houghton Mifflin Harcourt Co.(a)(b)	316,874	3,498,289
Lincoln Educational Services Corp.(a)	61,720	480,182
OneSpaWorld Holdings Ltd.(a)	131,479	1,274,031
Perdoceo Education Corp.(a)	178,366	2,188,551
Regis Corp.(a)	60,095	562,489
Select Interior Concepts Inc., Class A(a)	46,077	433,124
StoneMor Inc.(a)	78,053	204,499
Universal Technical Institute Inc.(a)	88,075	571,607
XpresSpa Group Inc.(a)(b)	268,886	414,084
		12,971,203
Diversified Financial Services — 0.3%
Alerus Financial Corp.	38,010	1,102,670
A-Mark Precious Metals Inc.	21,491	999,332
Banco Latinoamericano de Comercio Exterior SA, Class E	79,262	1,218,257
FlexShopper Inc.(a)	42,324	125,702
GWG Holdings Inc.(a)(b)	6,100	43,493
Marlin Business Services Corp.	20,524	467,126
		3,956,580
Diversified Telecommunication Services — 1.0%
Alaska Communications Systems Group Inc.(a)	135,601	451,551
Anterix Inc.(a)	27,725	1,663,223
ATN International Inc.	27,510	1,251,430
Cincinnati Bell Inc.(a)	126,944	1,957,476
Consolidated Communications Holdings Inc.(a)	182,903	1,607,717
Cuentas Inc.(a)(b)	14,533	90,395
IDT Corp., Class B(a)(b)	49,605	1,833,401
Ooma Inc.(a)	54,396	1,025,909
ORBCOMM Inc.(a)	185,937	2,089,932
Radius Global Infrastructure Inc., Class A(a)	109,536	1,588,272
		13,559,306
Electric Utilities — 0.1%
Genie Energy Ltd., Class B	55,056	347,954

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
Spark Energy Inc., Class A	32,679	$370,253
		718,207
Electrical Equipment — 1.1%
Advent Technologies Holdings Inc.(a)(b)	43,531	419,639
Allied Motion Technologies Inc.	29,959	1,034,484
American Superconductor Corp.(a)	67,003	1,165,182
Ault Global Holdings Inc.(a)	125,597	354,184
Babcock & Wilcox Enterprises Inc.(a)(b)	138,410	1,090,671
Beam Global(a)(b)	21,582	826,806
Broadwind Inc.(a)(b)	43,255	195,945
Capstone Green Energy Corp.(a)	31,973	179,688
Energous Corp.(a)(b)	154,145	442,396
Eos Energy Enterprises Inc.(a)(b)	43,695	784,762
Espey Manufacturing & Electronics Corp.	5,225	77,435
Flux Power Holdings Inc.(a)(b)	18,988	220,830
FTC Solar Inc.(a)	48,475	645,202
Ideal Power Inc.(a)	14,944	189,938
LSI Industries Inc.	69,248	554,677
Nuvve Holding Corp.(a)(b)	36,320	501,942
Ocean Power Technologies Inc.(a)	128,391	320,978
Orion Energy Systems Inc.(a)(b)	69,896	400,504
Pioneer Power Solutions Inc.	9,798	45,757
Polar Power Inc.(a)(b)	17,487	163,853
Powell Industries Inc.	25,162	778,764
Preformed Line Products Co.	7,983	592,339
Romeo Power Inc.(a)(b)	105,033	854,969
Sunworks Inc.(a)	67,073	704,937
Thermon Group Holdings Inc.(a)	82,564	1,406,891
Ultralife Corp.(a)(b)	27,051	226,687
Westwater Resources Inc.(a)	81,878	389,739
		14,569,199
Electronic Equipment, Instruments & Components — 1.4%
Airgain Inc.(a)(b)	23,775	490,241
Akoustis Technologies Inc.(a)(b)	109,056	1,167,990
AmpliTech Group Inc.(a)(b)	8,516	39,429
Arlo Technologies Inc.(a)	204,434	1,384,018
Bel Fuse Inc., Class B, NVS	28,514	410,602
ClearSign Technologies Corp.(a)	58,150	279,120
CPS Technologies Corp.(a)	24,701	237,377
CTS Corp.	80,284	2,983,353
Daktronics Inc.(a)	103,020	678,902
Data I/O Corp.(a)	20,794	141,607
Digital Ally Inc.(a)	129,798	233,636
Frequency Electronics Inc.(a)	18,618	182,456
Identiv Inc.(a)(b)	51,489	875,313
Image Sensing Systems Inc.	10,056	68,381
Intellicheck Inc.(a)	45,570	381,421
Iteris Inc.(a)	107,127	712,395
Kimball Electronics Inc.(a)	61,384	1,334,488
LightPath Technologies Inc., Class A(a)(b)	79,136	201,005
Luna Innovations Inc.(a)(b)	76,650	830,120
Mechanical Technology Inc.(a)(b)	12,559	94,193
MICT Inc.(a)	283,435	663,238
Napco Security Technologies Inc.(a)(b)	36,495	1,327,323
Powerfleet Inc.(a)	84,696	609,811
Red Cat Holdings Inc.(a)(b)	33,537	87,196
Research Frontiers Inc.(a)	79,527	188,479
ScanSource Inc.(a)	62,545	1,759,391
VerifyMe Inc.(a)(b)	16,902	71,326
Vishay Precision Group Inc.(a)	33,936	1,155,181
Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Wireless Telecom Group Inc.(a)	42,532	$173,105
Wrap Technologies Inc.(a)(b)	53,134	417,102
		19,178,199
Energy Equipment & Services — 1.6%
Aspen Aerogels Inc.(a)	53,617	1,604,221
Bristow Group Inc.(a)	16,752	429,019
DMC Global Inc.(a)(b)	46,867	2,634,394
ENGlobal Corp.(a)(b)	46,308	140,313
Exterran Corp.(a)	56,875	270,725
Forum Energy Technologies Inc.(a)	12,092	283,920
Frank’s International NV(a)(b)	421,485	1,277,100
FTS International Inc., Class A(a)(b)	23,128	654,291
Geospace Technologies Corp.(a)	32,439	262,431
Helix Energy Solutions Group Inc.(a)	362,112	2,067,660
ION Geophysical Corp.(a)(b)	64,105	133,979
MIND Technology Inc.(a)	48,631	94,344
Nabors Industries Ltd.(a)	17,862	2,040,555
Natural Gas Services Group Inc.(a)(b)	37,766	388,234
NCS Multistage Holdings Inc.(a)	2,103	63,868
Newpark Resources Inc.(a)	231,046	799,419
Nine Energy Service Inc.(a)(b)	47,872	140,744
Nuverra Environmental Solutions Inc.(a)	19,342	41,779
Oil States International Inc.(a)	156,627	1,229,522
Profire Energy Inc.(a)	121,473	137,264
Ranger Energy Services Inc.(a)	1,084	8,672
SEACOR Marine Holdings Inc.(a)(b)	58,366	257,394
Select Energy Services Inc., Class A(a)	152,385	920,405
Smart Sand Inc.(a)	56,815	189,194
Solaris Oilfield Infrastructure Inc., Class A	84,471	822,748
TETRA Technologies Inc.(a)	309,077	1,341,394
Tidewater Inc.(a)	106,491	1,283,217
U.S. Silica Holdings Inc.(a)	183,667	2,123,191
		21,639,997
Entertainment — 0.5%
Ballantyne Strong Inc.(a)	31,088	148,912
Chicken Soup For The Soul Entertainment Inc.(a)(b)	28,239	1,169,095
Cinedigm Corp., Class A(a)(b)	184,535	238,050
CuriosityStream Inc.(a)(b)	65,150	888,646
Dolphin Entertainment Inc.(a)(b)	18,262	170,567
Eros STX Global Corp.(a)	789,309	1,207,643
Gaia Inc., Class A(a)(b)	30,882	339,393
LiveXLive Media Inc.(a)	132,481	625,310
Marcus Corp. (The)(a)	57,059	1,210,221
Reading International Inc., Class A, NVS(a)(b)	43,066	300,170
		6,298,007
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alpine Income Property Trust Inc.	20,390	387,818
Ashford Hospitality Trust Inc.(a)	275,803	1,257,662
Bluerock Residential Growth REIT Inc., Class A	58,523	595,179
Braemar Hotels & Resorts Inc.(a)	113,713	706,158
BRT Apartments Corp.	31,341	543,453
CatchMark Timber Trust Inc., Class A	129,181	1,511,418
Cedar Realty Trust Inc.	32,986	555,484
Chatham Lodging Trust(a)	122,368	1,574,876
CIM Commercial Trust Corp.	56,653	507,044
City Office REIT Inc.	114,816	1,427,163
Condor Hospitality Trust Inc.(a)	18,384	111,591
CorePoint Lodging Inc.(a)	103,454	1,106,958
CTO Realty Growth Inc.	15,690	839,729

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Farmland Partners Inc.	68,576	$826,341
Franklin Street Properties Corp.	266,847	1,403,615
Gladstone Commercial Corp.	97,963	2,210,045
Gladstone Land Corp.	63,638	1,531,130
Global Medical REIT Inc.	146,264	2,158,857
Hersha Hospitality Trust, Class A(a)	82,439	887,044
Indus Realty Trust Inc.	11,287	740,992
InnSuites Hospitality Trust	8,438	56,703
NETSTREIT Corp.	101,116	2,331,735
New Senior Investment Group Inc.	213,810	1,877,252
New York City REIT Inc., Class A	25,197	330,081
NexPoint Residential Trust Inc.	56,246	3,092,405
One Liberty Properties Inc.	43,265	1,228,293
Pennsylvania REIT	201,774	502,417
Plymouth Industrial REIT Inc.	74,958	1,500,659
Postal Realty Trust Inc., Class A.	31,521	574,943
Power REIT(a)	5,467	219,609
Preferred Apartment Communities Inc., Class A	130,611	1,273,457
Presidio Property Trust Inc., Class A	29,182	114,685
Retail Value Inc.	45,322	985,754
Seritage Growth Properties, Class A(a)	91,999	1,692,782
Sotherly Hotels Inc.(a)	37,500	112,500
UMH Properties Inc.	103,072	2,249,031
Universal Health Realty Income Trust	32,377	1,992,804
Urstadt Biddle Properties Inc., Class A	79,016	1,531,330
Wheeler Real Estate Investment Trust Inc.(a)	19,008	96,180
Whitestone REIT	115,523	953,065
		43,598,242
Food & Staples Retailing — 0.6%
Chefs’ Warehouse Inc. (The)(a)(b)	78,333	2,493,339
HF Foods Group Inc.(a)(b)	89,389	472,868
Ifresh Inc.(a)	56,026	78,997
MedAvail Holdings Inc.(a)(b)	29,220	357,945
Rite Aid Corp.(a)(b)	137,240	2,237,012
SpartanNash Co.	90,229	1,742,322
Village Super Market Inc., Class A	23,240	546,372
		7,928,855
Food Products — 0.5%
Alico Inc.	16,332	581,419
Arcadia Biosciences Inc.(a)(b)	55,216	163,992
Bridgford Foods Corp.(a)	4,853	63,817
Farmer Bros. Co.(a)	42,975	545,353
Laird Superfood Inc.(a)(b)	15,772	471,110
Landec Corp.(a)	69,770	784,913
Limoneira Co.	43,085	756,142
Nuzee Inc.(a)(b)	27,900	87,885
Rocky Mountain Chocolate Factory Inc.(a)	13,969	106,583
Seneca Foods Corp., Class A(a)	16,617	848,796
Vital Farms Inc.(a)	60,927	1,216,103
Whole Earth Brands Inc.(a)	93,911	1,361,709
		6,987,822
Gas Utilities — 0.0%
RGC Resources Inc.	22,508	567,427

Health Care Equipment & Supplies — 5.4%
Accelerate Diagnostics Inc.(a)	83,768	675,170
Accuray Inc.(a)	235,422	1,064,107
Acutus Medical Inc.(a)	38,916	660,794
Alphatec Holdings Inc.(a)	171,345	2,625,005
AngioDynamics Inc.(a)(b)	92,924	2,521,028
Security	Shares	Value

Health Care Equipment & Supplies (continued)
Apollo Endosurgery Inc.(a)	46,552	$377,071
Apyx Medical Corp.(a)	79,184	816,387
Asensus Surgical Inc.(a)	584,024	1,851,356
Aspira Women’s Health Inc.(a)(b)	181,408	1,019,513
Avinger Inc.(a)	242,861	298,719
Bellerophon Therapeutics Inc.(a)(b)	19,458	94,177
Beyond Air Inc.(a)(b)	43,260	280,325
BioLife Solutions Inc.(a)	60,421	2,689,339
Bioventus Inc., Class A(a)	21,207	373,243
ClearPoint Neuro Inc.(a)(b)	46,525	888,162
Co-Diagnostics Inc.(a)(b)	67,877	559,985
Cutera Inc.(a)	43,794	2,147,220
CytoSorbents Corp.(a)	105,670	797,808
Dare Bioscience Inc.(a)(b)	124,577	235,451
DarioHealth Corp.(a)(b)	33,551	716,649
Delcath Systems Inc.(a)	14,493	182,757
Ekso Bionics Holdings Inc.(a)	33,386	183,623
ElectroCore Inc.(a)	109,151	129,890
ENDRA Life Sciences Inc.(a)(b)	97,929	213,485
FONAR Corp.(a)	19,000	335,920
Hancock Jaffe Laboratories Inc.(a)(b)	20,834	143,130
Helius Medical Technologies Inc.(a)	5,249	89,023
Intersect ENT Inc.(a)	83,703	1,430,484
IntriCon Corp.(a)	22,092	496,628
Invacare Corp.(a)	90,461	730,020
INVO BioScience Inc.(a)	20,659	96,064
iRadimed Corp.(a)	17,529	515,528
IRIDEX Corp.(a)	32,910	232,345
Kewaunee Scientific Corp.(a)	7,353	105,810
Lantheus Holdings Inc.(a)	167,991	4,643,271
LeMaitre Vascular Inc.	44,783	2,732,659
LENSAR Inc.(a)	22,648	196,132
Lucira Health Inc.(a)(b)	26,250	174,300
Meridian Bioscience Inc.(a)(b)	106,419	2,360,373
Misonix Inc.(a)	31,159	691,107
Motus GI Holdings Inc.(a)(b)	121,212	126,060
Myomo Inc.(a)	13,980	150,984
Natus Medical Inc.(a)	85,005	2,208,430
Nemaura Medical Inc.(a)	29,030	300,461
Neuronetics Inc.(a)(b)	62,284	997,790
NeuroPace Inc.(a)	17,487	416,016
OraSure Technologies Inc.(a)	177,816	1,803,054
Orthofix Medical Inc.(a)	48,718	1,954,079
OrthoPediatrics Corp.(a)	34,516	2,180,721
PAVmed Inc.(a)(b)	178,976	1,145,446
Predictive Oncology Inc.(a)	131,991	172,908
Pulse Biosciences Inc.(a)(b)	34,968	573,475
Quotient Ltd.(a)	198,595	722,886
Repro-Med Systems Inc.(a)(b)	77,210	357,482
Retractable Technologies Inc.(a)(b)	42,286	488,826
ReWalk Robotics Ltd.(a)	122,237	206,581
Sanara Medtech Inc.(a)(b)	7,569	279,675
SeaSpine Holdings Corp.(a)	79,684	1,634,319
Second Sight Medical Products Inc.(a)	30,706	151,688
Senseonics Holdings Inc.(a)(b)	1,032,372	3,964,308
Sensus Healthcare Inc.(a)(b)	33,199	127,816
SI-BONE Inc.(a)	80,348	2,528,552
Sientra Inc.(a)	144,381	1,149,273
SiNtx Technologies Inc.(a)(b)	68,744	131,988
Soliton Inc.(a)	23,128	520,149

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Stereotaxis Inc.(a)(b)	124,708	$1,202,185
Strata Skin Sciences Inc.(a)	58,717	90,424
Surgalign Holdings Inc.(a)	235,485	327,324
Surmodics Inc.(a)	34,380	1,865,115
Talis Biomedical Corp.(a)(b)	37,801	416,945
Tela Bio Inc.(a)(b)	17,045	274,595
TransMedics Group Inc.(a)	64,732	2,147,808
Utah Medical Products Inc.	9,380	797,675
Vapotherm Inc.(a)(b)	56,801	1,342,776
Venus Concept Inc.(a)	72,645	225,926
ViewRay Inc.(a)(b)	340,764	2,249,042
VolitionRx Ltd.(a)(b)	84,691	278,633
Xtant Medical Holdings Inc.(a)	21,659	35,304
Zynex Inc.(a)(b)	48,430	752,118
		72,672,895
Health Care Providers & Services — 2.2%
Akumin Inc.(a)(b)	150,299	473,442
Apollo Medical Holdings Inc.(a)(b)	90,181	5,664,269
Apria Inc.(a)	19,441	544,348
Avalon GloboCare Corp.(a)(b)	81,121	79,701
Biodesix Inc.(a)	30,680	405,283
Capital Senior Living Corp.(a)	3,500	173,250
Castle Biosciences Inc.(a)(b)	52,920	3,880,624
Cross Country Healthcare Inc.(a)	89,204	1,472,758
Enzo Biochem Inc.(a)	119,502	378,821
Exagen Inc.(a)	27,639	414,309
Great Elm Group Inc.(a)	4,927	11,036
Hanger Inc.(a)	97,030	2,452,918
Imac Holdings Inc.(a)	62,420	123,592
InfuSystem Holdings Inc.(a)	44,931	934,116
Joint Corp. (The)(a)	33,874	2,842,706
Novo Integrated Sciences Inc.(a)	18,545	46,548
Ontrak Inc.(a)	21,423	695,819
PetIQ Inc.(a)	66,034	2,548,912
Precipio Inc.(a)	46,040	167,125
Progenity Inc.(a)(b)	50,642	180,792
Psychemedics Corp.(a)	14,043	97,739
RadNet Inc.(a)	111,773	3,765,632
Regional Health Properties Inc.(a)(b)	3,740	51,350
Sharps Compliance Corp.(a)(b)	34,974	360,232
SOC Telemed Inc.(a)	102,872	585,342
Triple-S Management Corp.(a)	58,566	1,304,265
Viemed Healthcare Inc.(a)	86,977	621,886
Vivos Therapeutics Inc.(a)	10,874	53,826
		30,330,641
Health Care Technology — 0.8%
CareCloud Inc.(a)(b)	24,763	208,505
Castlight Health Inc., Class B(a)	302,184	794,744
Computer Programs & Systems Inc.	37,324	1,240,277
Forian Inc.(a)(b)	45,520	572,186
HealthStream Inc.(a)	64,796	1,810,400
Icad Inc.(a)(b)	54,917	950,613
OptimizeRx Corp.(a)	41,781	2,586,244
Simulations Plus Inc.	38,071	2,090,479
Streamline Health Solutions Inc.(a)(b)	82,747	146,462
		10,399,910
Hotels, Restaurants & Leisure — 2.5%
Allied Esports Entertainment Inc.(a)(b)	55,076	126,675
Ark Restaurants Corp.(a)	6,186	122,173
Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
BBQ Holdings Inc.(a)	9,072	$172,187
Biglari Holdings Inc., Class B, NVS(a)(b)	1,897	302,515
Bluegreen Vacations Holding Corp., Class A(a)	29,409	529,362
Bowl America Inc., Class A(a)	3,662	32,262
BurgerFi International Inc.(a)	24,314	243,140
Canterbury Park Holding Corp.	8,254	123,645
Carrols Restaurant Group Inc.(a)	85,850	515,958
Century Casinos Inc.(a)(b)	68,255	916,665
Chuy’s Holdings Inc.(a)(b)	49,377	1,839,787
Del Taco Restaurants Inc.	78,349	784,273
Dover Motorsports Inc.	50,226	113,009
Drive Shack Inc.(a)(b)	208,820	691,194
El Pollo Loco Holdings Inc.(a)(b)	49,083	897,728
Esports Entertainment Group Inc.(a)(b)	36,516	396,564
Esports Technologies Inc.(a)(b)	6,366	134,068
Everi Holdings Inc.(a)	207,785	5,182,158
FAT Brands Inc.	10,999	160,475
Fiesta Restaurant Group Inc.(a)	45,087	605,518
Flanigan’s Enterprises Inc.(a)	2,316	93,358
Full House Resorts Inc.(a)(b)	80,524	800,409
GAN Ltd.(a)(b)	100,160	1,646,630
Golden Entertainment Inc.(a)	42,001	1,881,645
Golden Nugget Online Gaming Inc.(a)	79,780	1,017,993
Good Times Restaurants Inc.(a)	23,417	95,776
Hall of Fame Resort & Entertainment Co.(a)	135,599	532,904
Inspired Entertainment Inc.(a)(b)	33,184	423,096
J Alexander’s Holdings Inc.(a)	30,780	358,279
Kura Sushi USA Inc., Class A(a)(b)	8,563	325,480
Lindblad Expeditions Holdings Inc.(a)(b)	75,909	1,215,303
Luby’s Inc.(a)	49,190	188,890
Monaker Group Inc.(a)(b)	38,235	85,646
Monarch Casino & Resort Inc.(a)(b)	32,525	2,152,179
Nathan’s Famous Inc.	7,442	530,763
NEOGAMES SA(a)	13,806	848,655
Noodles & Co.(a)(b)	101,355	1,264,910
ONE Group Hospitality Inc. (The)(a)(b)	47,929	528,178
PlayAGS Inc.(a)(b)	68,885	681,961
Potbelly Corp.(a)	62,590	494,461
RCI Hospitality Holdings Inc.(b)	20,713	1,371,201
Red Robin Gourmet Burgers Inc.(a)	38,882	1,287,383
Ruth’s Hospitality Group Inc.(a)	83,743	1,928,601
Target Hospitality Corp.(a)	64,566	239,540
		33,882,597
Household Durables — 1.6%
Aterian Inc.(a)(b)	61,650	901,940
Bassett Furniture Industries Inc.	23,068	561,706
Beazer Homes USA Inc.(a)	73,505	1,417,911
Casper Sleep Inc.(a)(b)	73,380	604,651
Comstock Holding Companies Inc.(a)	5,316	31,790
Dixie Group Inc. (The)(a)	33,008	96,713
Ethan Allen Interiors Inc.	56,255	1,552,638
Flexsteel Industries Inc.	16,516	667,081
Green Brick Partners Inc.(a)(b)	76,302	1,735,108
Hamilton Beach Brands Holding Co., Class A	18,790	418,453
Harbor Custom Development Inc.(a)	35,254	114,223
Hooker Furniture Corp.	29,622	1,026,106
Hovnanian Enterprises Inc., Class A(a)(b)	12,672	1,346,907
Koss Corp.(a)(b)	2,878	66,827
Landsea Homes Corp.(a)(b)	20,937	175,243
Legacy Housing Corp.(a)	20,665	349,445

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Lifetime Brands Inc.	31,694	$474,459
Live Ventures Inc.(a)	2,860	176,176
Lovesac Co. (The)(a)(b)	31,490	2,512,587
Nephros Inc.(a)(b)	16,177	167,917
Tupperware Brands Corp.(a)	123,406	2,930,893
Universal Electronics Inc.(a)	33,783	1,638,476
VOXX International Corp., Class A(a)	38,929	545,395
Vuzix Corp.(a)(b)	145,698	2,673,558
		22,186,203
Household Products — 0.0%
Oil-Dri Corp. of America	15,782	539,429

Industrial Conglomerates — 0.0%
Gaucho Group Holdings Inc.(a)	20,141	103,323

Insurance — 1.4%
Ambac Financial Group Inc.(a)	114,211	1,788,544
Atlantic American Corp.(b)	12,254	52,937
Citizens Inc./TX(a)(b)	129,036	682,600
Crawford & Co., Class A, NVS	43,223	392,033
Donegal Group Inc., Class A	39,609	577,103
FedNat Holding Co.	35,367	146,773
FG Financial Group Inc.(a)(b)	4,711	43,577
Greenlight Capital Re Ltd., Class A(a)	76,903	702,124
HCI Group Inc.	14,012	1,393,213
Heritage Insurance Holdings Inc.	64,602	554,285
ICC Holdings Inc.(a)	6,405	102,800
Independence Holding Co.	10,856	502,850
Investors Title Co.	3,432	599,330
Kingstone Companies Inc.	1,401	10,928
Maiden Holdings Ltd.(a)	170,260	573,776
MBIA Inc.(a)	120,167	1,321,837
MetroMile Inc.(a)	91,738	839,403
National Western Life Group Inc., Class A	6,468	1,451,355
NI Holdings Inc.(a)	25,309	481,124
ProSight Global Inc.(a)	25,881	330,242
State Auto Financial Corp.	44,765	766,377
Tiptree Inc.	56,286	523,460
Trean Insurance Group Inc.(a)	43,916	662,253
United Fire Group Inc.	52,262	1,449,225
United Insurance Holdings Corp.	54,232	309,122
Universal Insurance Holdings Inc.	67,379	935,221
Vericity Inc.(a)(b)	5,294	50,664
Watford Holdings Ltd.(a)	44,418	1,554,186
		18,797,342
Interactive Media & Services — 0.6%
AutoWeb Inc.(a)	22,763	71,021
Creatd Inc.(a)(b)	19,790	74,212
DHI Group Inc.(a)	127,077	429,520
EverQuote Inc., Class A(a)(b)	47,404	1,549,163
IZEA Worldwide Inc.(a)	151,665	386,746
Kubient Inc.(a)(b)	27,662	157,950
Liberty TripAdvisor Holdings Inc., Class A(a)	184,986	752,893
QuinStreet Inc.(a)	124,488	2,312,987
Super League Gaming Inc.(a)	61,157	329,636
TrueCar Inc.(a)(b)	248,437	1,403,669
Zedge Inc., Class B(a)	23,778	437,753
		7,905,550
Internet & Direct Marketing Retail — 0.7%
CarParts.com Inc.(a)(b)	117,188	2,385,948
Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Duluth Holdings Inc., Class B(a)(b)	30,402	$627,801
iMedia Brands Inc.(a)	35,071	282,322
Lands’ End Inc.(a)(b)	35,519	1,458,055
Liquidity Services Inc.(a)	66,104	1,682,347
PARTS iD Inc.(a)	16,751	101,176
PetMed Express Inc.	49,371	1,572,466
Porch Group Inc.(a)	39,189	757,915
Remark Holdings Inc.(a)(b)	248,075	461,419
RumbleON Inc., Class B(a)	7,472	302,392
TRxADE HEALTH Inc.(a)	9,884	43,588
Waitr Holdings Inc.(a)	225,651	401,659
		10,077,088
IT Services — 1.8%
ALJ Regional Holdings Inc.(a)	58,242	105,418
American Virtual Cloud Technologies Inc.(a)(b)	19,232	115,777
BM Technologies Inc.(a)	24,058	299,281
Brightcove Inc.(a)	101,093	1,450,685
Cantaloupe Inc.(a)	145,045	1,720,234
Cass Information Systems Inc.	38,068	1,551,271
Computer Task Group Inc.(a)	36,443	352,404
Crexendo Inc.(a)(b)	17,945	109,644
CSP Inc.(a)	9,969	106,668
Exela Technologies Inc.(a)(b)	94,872	226,744
GreenBox POS(a)(b)	42,142	502,754
Grid Dynamics Holdings Inc.(a)(b)	76,206	1,145,376
GTT Communications Inc.(a)(b)	79,142	192,315
Hackett Group Inc. (The)	64,183	1,156,578
I3 Verticals Inc., Class A(a)(b)	52,240	1,578,693
IBEX Holdings Ltd.(a)	14,075	274,744
Information Services Group Inc.	89,617	524,259
Innodata Inc.(a)(b)	58,519	409,633
Inpixon(a)	260,673	304,987
International Money Express Inc.(a)	81,561	1,211,181
Limelight Networks Inc.(a)(b)	316,682	997,548
MoneyGram International Inc.(a)(b)	193,789	1,953,393
OLB Group Inc. (The)(a)	8,495	46,383
PFSweb Inc.(a)	46,101	340,225
Priority Technology Holdings Inc.(a)(b)	24,374	186,217
ServiceSource International Inc.(a)	258,455	364,422
StarTek Inc.(a)	44,892	320,080
Steel Connect Inc.(a)	97,632	195,264
Tucows Inc., Class A(a)(b)	23,869	1,917,158
Unisys Corp.(a)(b)	163,806	4,145,930
Usio Inc.(a)	47,942	306,829
WidePoint Corp.(a)	22,526	163,539
		24,275,634
Leisure Products — 1.1%
American Outdoor Brands Inc.(a)	35,329	1,241,461
AMMO Inc.(a)	163,133	1,597,072
Clarus Corp.	58,636	1,506,945
Escalade Inc.	25,448	584,032
Genius Brands International Inc.(a)(b)	707,161	1,301,176
JAKKS Pacific Inc.(a)	11,273	124,003
Johnson Outdoors Inc., Class A	12,917	1,562,957
Marine Products Corp.	20,174	311,487
MasterCraft Boat Holdings Inc.(a)	47,199	1,240,862
Nautilus Inc.(a)(b)	73,774	1,243,092
Smith & Wesson Brands Inc.	132,361	4,592,927

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Leisure Products (continued)
Vinco Ventures Inc.(a)	53,351	$210,736
		15,516,750
Life Sciences Tools & Services — 0.5%
Akoya Biosciences Inc.(a)	19,548	378,059
ChromaDex Corp.(a)(b)	116,648	1,150,149
Contra Aduro Biotech I(a)(c)	33,109	99,327
Fluidigm Corp.(a)(b)	188,986	1,164,154
Harvard Bioscience Inc.(a)	97,073	808,618
Inotiv Inc.(a)(b)	31,940	852,159
Personalis Inc.(a)(b)	88,580	2,241,074
		6,693,540
Machinery — 2.3%
AgEagle Aerial Systems Inc.(a)	165,642	872,933
Agrify Corp.(a)(b)	24,592	292,645
Blue Bird Corp.(a)(b)	39,585	984,083
CIRCOR International Inc.(a)	46,094	1,502,664
Columbus McKinnon Corp./NY	69,833	3,368,744
Commercial Vehicle Group Inc.(a)(b)	80,176	852,271
Douglas Dynamics Inc.	58,592	2,384,108
Eastern Co. (The)	14,231	431,626
Energy Recovery Inc.(a)	104,438	2,379,098
ExOne Co. (The)(a)(b)	42,326	915,935
FreightCar America Inc.(a)	33,904	201,051
Gencor Industries Inc.(a)	31,821	386,943
Graham Corp.	28,383	390,550
Hurco Companies Inc.	17,530	613,550
LB Foster Co., Class A(a)	28,634	533,738
Lightning eMotors Inc.(a)(b)	52,650	437,522
LS Starrett Co. (The), Class A(a)	15,315	143,042
Luxfer Holdings PLC	72,272	1,608,052
Lydall Inc.(a)	43,547	2,635,464
Manitex International Inc.(a)	36,260	264,335
Manitowoc Co. Inc. (The)(a)	86,287	2,114,032
Mayville Engineering Co. Inc.(a)(b)	21,810	438,599
Miller Industries Inc./TN	28,455	1,122,265
NN Inc.(a)	108,960	800,856
Park-Ohio Holdings Corp.	21,778	699,945
Perma-Pipe International Holdings Inc.(a)	615	4,096
Shyft Group Inc. (The)	85,626	3,203,269
Taylor Devices Inc.(a)	11,765	138,121
Titan International Inc.(a)	125,577	1,064,893
Twin Disc Inc.(a)	26,925	383,143
Urban-Gro Inc.(a)(b)	20,637	189,241
		31,356,814
Marine — 0.3%
Eagle Bulk Shipping Inc.(a)(b)	20,711	980,044
Eneti Inc.(b)	18,396	342,717
Genco Shipping & Trading Ltd.	79,976	1,509,947
Navios Maritime Holdings Inc.(a)	29,514	269,463
Pangaea Logistics Solutions Ltd.	29,540	148,291
Safe Bulkers Inc.(a)	137,670	552,057
		3,802,519
Media — 1.2%
Beasley Broadcast Group Inc., Class A(a)	28,189	81,466
Boston Omaha Corp., Class A(a)(b)	43,291	1,372,758
Clear Channel Outdoor Holdings Inc.(a)	905,916	2,391,618
comScore Inc.(a)	176,322	881,610
Cumulus Media Inc., Class A(a)(b)	46,055	674,706
Daily Journal Corp.(a)(b)	3,043	1,030,056
Security	Shares	Value

Media (continued)
DallasNews Corp.	14,010	$104,234
Digital Media Solutions Inc., Class A(a)(b)	8,024	77,672
Emerald Holding Inc.(a)	63,627	342,950
Entercom Communications Corp.(a)	296,741	1,278,954
Entravision Communications Corp., Class A	150,124	1,002,828
Fluent Inc.(a)	114,460	335,368
Gannett Co. Inc.(a)	351,605	1,930,312
Hemisphere Media Group Inc.(a)	44,683	527,259
Lee Enterprises Inc.(a)	13,487	381,682
MDC Partners Inc., Class A(a)(b)	157,200	919,620
MSG Networks Inc., Class A(a)	75,949	1,107,336
National CineMedia Inc.	149,373	757,321
Saga Communications Inc., Class A	11,054	239,319
Salem Media Group Inc.(a)	32,791	83,617
Social Reality Inc., Class A(b)(c)	23,207	0	(d)
SPAR Group Inc.(a)	29,661	42,415
Thryv Holdings Inc.(a)	16,309	583,373
Townsquare Media Inc., Class A(a)	26,243	334,598
Troika Media Group Inc.(a)(b)	18,957	53,838
Urban One Inc., NVS(a)	41,080	206,222
Urban One Inc., Class A(a)(b)	13,187	114,331
		16,855,463
Metals & Mining — 1.2%
Alpha Metallurgical Resources Inc.(a)	43,863	1,124,209
Ampco-Pittsburgh Corp.(a)(b)	42,258	256,506
Caledonia Mining Corp. PLC	30,378	367,574
Comstock Mining Inc.(a)	102,484	372,017
Gatos Silver Inc.(a)	86,064	1,505,259
Gold Resource Corp.	171,034	441,268
Haynes International Inc.	33,574	1,187,848
Hycroft Mining Holding Corp.(a)	88,127	269,669
Olympic Steel Inc.	24,453	718,674
Paramount Gold Nevada Corp.(a)	7,572	7,345
Perpetua Resources Corp.(a)	67,061	489,545
PolyMet Mining Corp.(a)(b)	74,060	267,357
Ramaco Resources Inc.(a)(b)	33,068	181,874
Ryerson Holding Corp.(a)	43,199	630,705
Schnitzer Steel Industries Inc., Class A	65,404	3,208,066
SunCoke Energy Inc.	213,397	1,523,654
TimkenSteel Corp.(a)	114,684	1,622,779
U.S. Gold Corp.(a)	9,083	100,912
Warrior Met Coal Inc.	128,776	2,214,947
		16,490,208
Mortgage Real Estate Investment — 1.5%
ACRES Commercial Realty Corp.(a)	26,287	422,169
AFC Gamma Inc.(b)	18,103	373,827
AG Mortgage Investment Trust Inc.	118,099	504,283
Ares Commercial Real Estate Corp.	95,836	1,407,831
Arlington Asset Investment Corp., Class A(a)	87,250	354,235
ARMOUR Residential REIT Inc.	175,762	2,007,202
Capstead Mortgage Corp.	237,058	1,455,536
Cherry Hill Mortgage Investment Corp.	48,473	477,944
Dynex Capital Inc.	76,341	1,424,523
Ellington Financial Inc.	103,100	1,974,365
Ellington Residential Mortgage REIT	26,612	313,223
Granite Point Mortgage Trust Inc.	137,101	2,022,240
Great Ajax Corp.	58,571	760,252
Invesco Mortgage Capital Inc.	623,086	2,430,035
Nexpoint Real Estate Finance Inc.	13,564	283,352
Orchid Island Capital Inc.	250,326	1,299,192

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Ready Capital Corp.	145,206	$2,304,419
Sachem Capital Corp.	48,091	257,287
Tremont Mortgage Trust	19,429	117,934
Western Asset Mortgage Capital Corp.	158,321	514,543
		20,704,392
Multi-Utilities — 0.1%
Unitil Corp.	37,129	1,966,723

Multiline Retail — 0.2%
Franchise Group Inc.	70,414	2,483,502

Oil, Gas & Consumable Fuels — 4.3%
Adams Resources & Energy Inc.	8,536	236,362
Aemetis Inc.(a)(b)	58,289	651,088
Alto Ingredients Inc.(a)	181,756	1,110,529
Altus Midstream Co., Class A	8,106	547,236
American Resources Corp.(a)	100,181	255,462
Amplify Energy Corp.(a)	90,070	364,783
Arch Resources Inc.(a)	37,738	2,150,311
Ardmore Shipping Corp.(a)	80,565	339,984
Battalion Oil Corp.(a)	8,024	107,522
Berry Corp.	174,215	1,170,725
Bonanza Creek Energy Inc.	76,904	3,619,871
Centrus Energy Corp., Class A(a)(b)	22,991	583,512
CONSOL Energy Inc.(a)	85,852	1,585,686
Contango Oil & Gas Co.(a)(b)	367,618	1,588,110
Diamond S Shipping Inc.(a)(b)	80,295	799,738
Dorian LPG Ltd.(a)	76,435	1,079,262
Earthstone Energy Inc., Class A(a)	59,829	662,307
Energy Fuels Inc./Canada(a)(b)	351,399	2,125,964
Evolution Petroleum Corp.	82,658	409,984
Extraction Oil & Gas Inc.(a)	39,099	2,146,926
Falcon Minerals Corp.	104,413	530,418
Gevo Inc.(a)(b)	488,267	3,549,701
Goodrich Petroleum Corp.(a)	25,349	378,461
Green Plains Inc.(a)	87,222	2,932,404
Hallador Energy Co.(a)	57,415	154,733
HighPeak Energy Inc.(a)	14,235	145,624
International Seaways Inc.	61,462	1,178,841
Laredo Petroleum Inc.(a)	31,384	2,912,121
Lightbridge Corp.(a)	17,246	127,103
Meta Materials Inc.(a)	152,972	1,145,757
NACCO Industries Inc., Class A	9,932	258,629
Navios Maritime Acquisition Corp.	33,328	113,648
NextDecade Corp.(a)(b)	68,935	284,702
Nordic American Tankers Ltd.	379,606	1,245,108
Northern Oil and Gas Inc.	119,493	2,481,870
Overseas Shipholding Group Inc., Class A(a)(b)	164,102	342,973
Par Pacific Holdings Inc.(a)(b)	114,229	1,921,332
Peabody Energy Corp.(a)	173,920	1,379,186
PEDEVCO Corp.(a)	43,853	69,726
Penn Virginia Corp.(a)	38,949	919,586
PHX Minerals Inc.	71,594	266,330
PrimeEnergy Resources Corp.(a)	1,888	87,414
REX American Resources Corp.(a)	13,948	1,257,831
Riley Exploration Permian Inc.	5,689	164,867
Ring Energy Inc.(a)	251,985	750,915
SandRidge Energy Inc.(a)	80,662	506,557
SilverBow Resources Inc.(a)(b)	18,033	418,726
Stabilis Solutions Inc.(a)(b)	6,145	61,173
Teekay Corp.(a)	177,664	660,910
Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Teekay Tankers Ltd., Class A(a)	60,799	$876,722
Tellurian Inc.(a)	790,212	3,674,486
Uranium Energy Corp.(a)(b)	527,399	1,402,881
Ur-Energy Inc.(a)	449,418	629,185
VAALCO Energy Inc.(a)	130,593	424,427
Vertex Energy Inc.(a)	96,633	1,278,455
Vine Energy Inc., Class A(a)	52,408	817,041
W&T Offshore Inc.(a)	238,542	1,156,929
		58,042,134
Paper & Forest Products — 0.3%
Clearwater Paper Corp.(a)(b)	40,403	1,170,475
Glatfelter Corp.	110,252	1,540,221
Verso Corp., Class A	76,052	1,346,120
		4,056,816
Personal Products — 0.4%
Beauty Health Co. (The)(a)	115,991	1,948,649
Guardion Health Sciences Inc.(a)	65,387	115,081
Jupiter Wellness Inc.(a)(b)	16,609	74,408
LifeMD Inc.(a)	41,642	490,543
Lifevantage Corp.(a)	41,043	301,666
Mannatech Inc.	3,801	104,908
Nature’s Sunshine Products Inc.	30,292	526,172
Revlon Inc., Class A(a)	18,171	233,316
Summer Infant Inc.(a)	2,919	37,013
United-Guardian Inc.	10,348	155,116
Veru Inc.(a)	157,979	1,274,890
		5,261,762
Pharmaceuticals — 4.0%
9 Meters Biopharma Inc.(a)	532,867	586,154
AcelRx Pharmaceuticals Inc.(a)(b)	306,472	422,931
Acer Therapeutics Inc.(a)	25,114	71,826
Aclaris Therapeutics Inc.(a)(b)	108,173	1,899,518
Adial Pharmaceuticals Inc.(a)(b)	29,145	74,320
Aerie Pharmaceuticals Inc.(a)	105,635	1,691,216
Aerpio Pharmaceuticals Inc.(a)	103,584	175,057
Alimera Sciences Inc.(a)	17,062	155,264
Amphastar Pharmaceuticals Inc.(a)	94,326	1,901,612
Ampio Pharmaceuticals Inc.(a)(b)	468,484	782,368
Anebulo Pharmaceuticals Inc.(a)(b)	7,171	49,408
ANI Pharmaceuticals Inc.(a)	25,310	887,115
Antares Pharma Inc.(a)	420,185	1,832,007
Aquestive Therapeutics Inc.(a)(b)	56,562	224,551
Athira Pharma Inc.(a)	80,444	823,747
Auris Medical Holding Ltd.(a)	30,685	109,545
Avenue Therapeutics Inc.(a)	18,698	46,932
Baudax Bio Inc.(a)(b)	178,763	135,985
BioDelivery Sciences International Inc.(a)	245,483	878,829
Cara Therapeutics Inc.(a)	111,243	1,587,438
cbdMD Inc.(a)	91,272	264,689
Cerecor Inc.(a)(b)	134,499	439,812
Chiasma Inc.(a)	132,247	625,528
Citius Pharmaceuticals Inc.(a)(b)	280,717	976,895
Clearside Biomedical Inc.(a)	116,092	565,368
Clever Leaves Holdings Inc.(a)	54,956	557,803
CNS Pharmaceuticals Inc.(a)	38,700	75,852
Cocrystal Pharma Inc.(a)	233,975	292,469
Collegium Pharmaceutical Inc.(a)	88,976	2,103,393
CorMedix Inc.(a)(b)	93,592	642,041
Cumberland Pharmaceuticals Inc.(a)	40,543	115,345

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)	176,288	$768,616
Durect Corp.(a)(b)	580,441	946,119
Eloxx Pharmaceuticals Inc.(a)(b)	89,143	177,395
Enveric Biosciences Inc.(a)	54,687	130,155
Eton Pharmaceuticals Inc.(a)(b)	50,242	309,491
Evofem Biosciences Inc.(a)(b)	257,711	291,213
Evoke Pharma Inc.(a)(b)	84,645	115,964
Evolus Inc.(a)(b)	80,372	1,016,706
Eyenovia Inc.(a)	46,503	230,655
EyePoint Pharmaceuticals Inc.(a)(b)	52,701	473,782
Fulcrum Therapeutics Inc.(a)	56,127	588,211
Graybug Vision Inc.(a)(b)	30,755	167,000
Harrow Health Inc.(a)(b)	53,904	500,768
Hepion Pharmaceuticals Inc.(a)(b)	196,215	388,506
Hoth Therapeutics Inc.(a)	61,191	97,906
Ikena Oncology Inc.(a)(b)	22,934	321,993
Jaguar Health Inc.(a)(b)	338,593	534,977
Kala Pharmaceuticals Inc.(a)(b)	122,541	649,467
Kaleido Biosciences Inc.(a)(b)	48,832	363,310
KemPharm Inc.(a)	71,023	910,515
Landos Biopharma Inc.(a)	17,368	200,600
Lannett Co. Inc.(a)(b)	81,945	382,683
Lipocine Inc.(a)	212,111	296,955
Liquidia Corp.(a)(b)	90,535	258,930
Longboard Pharmaceuticals Inc.(a)(b)	16,658	151,921
Lyra Therapeutics Inc.(a)(b)	18,078	145,166
Marinus Pharmaceuticals Inc.(a)	92,012	1,650,695
MediWound Ltd.(a)(b)	41,101	157,417
Mind Medicine MindMed Inc.(a)	798,200	2,753,790
MyMD Pharmaceuticals Inc.(a)	95,158	599,495
Novan Inc.(a)	37,977	382,049
Ocular Therapeutix Inc.(a)(b)	191,130	2,710,223
Ocuphire Pharma Inc.(a)	29,887	157,803
Odonate Therapeutics Inc.(a)	44,831	156,460
Omthera Pharmaceuticals Inc., NVS(a)(c)	60,904	15,716
Optinose Inc.(a)(b)	104,016	323,490
Oramed Pharmaceuticals Inc.(a)(b)	66,382	888,191
Osmotica Pharmaceuticals PLC(a)(b)	40,141	120,824
Otonomy Inc.(a)	148,844	331,922
Palisade Bio Inc.(a)	22,579	91,897
Paratek Pharmaceuticals Inc.(a)(b)	115,068	784,764
Petros Pharmaceuticals Inc.(a)(b)	14,125	44,494
PLx Pharma Inc.(a)(b)	44,026	607,559
Processa Pharmaceuticals Inc.(a)(b)	25,493	208,788
ProPhase Labs Inc.	22,396	138,855
Provention Bio Inc.(a)(b)	139,484	1,175,850
Pulmatrix Inc.(a)(b)	154,393	160,569
Rain Therapeutics Inc.(a)	18,566	288,516
Recro Pharma Inc.(a)(b)	67,211	155,257
Relmada Therapeutics Inc.(a)	37,483	1,199,831
Restorbio Inc.	8,569	9,410
Reviva Pharmaceuticals Holdings Inc.(a)	17,125	83,227
Satsuma Pharmaceuticals Inc.(a)(b)	53,192	375,004
scPharmaceuticals Inc.(a)(b)	35,013	213,929
SCYNEXIS Inc.(a)	52,441	385,966
Seelos Therapeutics Inc.(a)	190,009	501,624
SIGA Technologies Inc.(a)(b)	129,539	813,505
Strongbridge Biopharma PLC(a)	129,127	383,507
Tarsus Pharmaceuticals Inc.(a)	21,031	609,478
Terns Pharmaceuticals Inc.(a)	22,199	272,160
Security	Shares	Value

Pharmaceuticals (continued)
TFF Pharmaceuticals Inc.(a)	52,527	$504,784
TherapeuticsMD Inc.(a)	908,077	1,080,612
Timber Pharmaceuticals Inc.(a)(b)	87,066	106,221
Trevi Therapeutics Inc.(a)(b)	26,634	59,926
Tricida Inc.(a)	74,955	323,806
Verrica Pharmaceuticals Inc.(a)(b)	33,940	383,522
VYNE Therapeutics Inc.(a)	115,462	405,272
WaVe Life Sciences Ltd.(a)	94,115	626,806
Xeris Pharmaceuticals Inc.(a)(b)	166,984	679,625
Zynerba Pharmaceuticals Inc.(a)(b)	102,831	543,976
		54,880,837
Professional Services — 1.5%
Acacia Research Corp.(a)	122,803	830,148
Akerna Corp.(a)(b)	56,819	228,981
Atlas Technical Consultants Inc.(a)	33,660	325,829
Barrett Business Services Inc.	19,221	1,395,637
BGSF Inc.	27,897	344,249
CRA International Inc.	17,844	1,527,446
Forrester Research Inc.(a)	29,072	1,331,498
Franklin Covey Co.(a)	31,820	1,029,377
GP Strategies Corp.(a)	33,050	519,546
Heidrick & Struggles International Inc.	48,133	2,144,325
Hill International Inc.(a)(b)	122,215	304,315
HireQuest Inc.(b)	12,133	224,582
Hudson Global Inc.(a)	6,858	120,221
Kelly Services Inc., Class A, NVS(a)	89,461	2,144,380
Kforce Inc.	50,670	3,188,663
Mistras Group Inc.(a)	52,241	513,529
RCM Technologies Inc.(a)	23,351	96,206
Red Violet Inc.(a)(b)	18,934	445,328
Rekor Systems Inc.(a)(b)	77,701	789,442
Resources Connection Inc.	87,428	1,255,466
ShiftPixy Inc.(a)	23,537	55,547
Volt Information Sciences Inc.(a)	35,156	160,663
Where Food Comes From Inc.(a)	5,192	82,345
Willdan Group Inc.(a)(b)	27,953	1,052,151
		20,109,874
Real Estate Management & Development — 0.4%
Alset EHome International Inc.(a)(b)	6,882	39,090
Altisource Asset Management Corp.(a)	3,147	60,580
Altisource Portfolio Solutions SA(a)	14,199	126,229
American Realty Investors Inc.(a)	4,770	44,409
Fathom Holdings Inc.(a)(b)	12,808	419,974
Forestar Group Inc.(a)	43,238	904,107
FRP Holdings Inc.(a)(b)	17,731	987,262
InterGroup Corp. (The)(a)	863	38,723
JW Mays Inc.(a)	806	24,817
Maui Land & Pineapple Co. Inc.(a)(b)	25,969	278,647
Rafael Holdings Inc., Class B(a)(b)	24,340	1,242,557
Stratus Properties Inc.(a)	15,673	386,653
Tejon Ranch Co.(a)	59,354	902,774
Transcontinental Realty Investors Inc.(a)	3,805	128,495
Trinity Place Holdings Inc.(a)	47,623	100,484
		5,684,801
Road & Rail — 0.3%
Covenant Logistics Group Inc., Class A(a)	31,419	649,745
Daseke Inc.(a)(b)	105,848	685,895
HyreCar Inc.(a)(b)	43,013	899,832
Patriot Transportation Holding Inc.	6,726	75,735

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
U.S. Xpress Enterprises Inc., Class A(a)	67,432	$579,915
Universal Logistics Holdings Inc.	21,064	490,791
USA Truck Inc.(a)(b)	20,868	335,349
Yellow Corp.(a)(b)	124,019	807,364
		4,524,626
Semiconductors & Semiconductor Equipment — 1.9%
Alpha & Omega Semiconductor Ltd.(a)	52,700	1,601,553
Amtech Systems Inc.(a)(b)	29,231	281,787
Atomera Inc.(a)(b)	50,448	1,081,605
AXT Inc.(a)	99,873	1,096,606
CEVA Inc.(a)	56,535	2,674,105
CVD Equipment Corp.(a)	15,661	70,475
CyberOptics Corp.(a)	18,064	739,901
DSP Group Inc.(a)(b)	62,879	930,609
eMagin Corp.(a)	167,969	584,532
Everspin Technologies Inc.(a)	44,385	285,396
Ichor Holdings Ltd.(a)	69,153	3,720,431
Impinj Inc.(a)(b)	46,897	2,419,416
inTEST Corp.(a)(b)	26,176	438,972
Kopin Corp.(a)	192,206	1,572,245
NeoPhotonics Corp.(a)(b)	127,252	1,299,243
NVE Corp.	12,449	921,848
PDF Solutions Inc.(a)	77,144	1,402,478
Photronics Inc.(a)(b)	159,838	2,111,460
Pixelworks Inc.(a)	129,673	442,185
SkyWater Technology Inc.(a)	19,610	561,827
SMART Global Holdings Inc.(a)(b)	36,653	1,747,615
Summit Wireless Technologies Inc.(a)	26,785	107,408
		26,091,697
Software — 2.2%
A10 Networks Inc.(a)	152,014	1,711,678
Agilysys Inc.(a)(b)	47,582	2,705,988
Alfi Inc.(a)(b)	9,741	143,388
American Software Inc./GA, Class A	78,051	1,714,000
Asure Software Inc.(a)	39,158	347,331
Auddia Inc.(a)(b)	16,110	90,860
AudioEye Inc.(a)(b)	16,756	281,333
Aware Inc./MA(a)	3,673	13,627
Benefitfocus Inc.(a)	63,943	901,596
BM Technologies Inc.	11,404	134,457
BSQUARE Corp.(a)(b)	37,315	177,993
ChannelAdvisor Corp.(a)(b)	72,725	1,782,490
Cleanspark Inc.(a)(b)	81,293	1,352,716
Color Star Technology Co. Ltd.(a)	147,694	152,125
Digimarc Corp.(a)(b)	32,060	1,074,010
Duos Technologies Group Inc.(a)	8,489	86,588
eGain Corp.(a)	51,798	594,641
GTY Technology Holdings Inc.(a)	82,722	588,153
Ideanomics Inc.(a)(b)	1,019,016	2,894,005
Intelligent Systems Corp.(a)(b)	19,015	598,212
Intrusion Inc.(a)(b)	40,188	619,297
Kaspien Holdings Inc.(a)	2,418	58,757
Mitek Systems Inc.(a)(b)	104,046	2,003,926
Net Element Inc.(a)	11,737	151,642
NetSol Technologies Inc.(a)	27,118	127,726
Oblong Inc.(a)(b)	37,549	127,667
OneSpan Inc.(a)	88,232	2,253,445
Phunware Inc.(a)	173,456	241,104
Qumu Corp.(a)	42,854	123,420
RealNetworks Inc.(a)	84,989	198,024
Security	Shares	Value

Software (continued)
Rimini Street Inc.(a)	108,718	$669,703
Seachange International Inc.(a)(b)	104,581	134,909
SharpSpring Inc.(a)	26,526	448,024
ShotSpotter Inc.(a)(b)	21,174	1,032,656
SilverSun Technologies Inc.	6,743	82,062
Smith Micro Software Inc.(a)	112,939	589,542
SRAX Inc.(a)	51,026	277,581
Support.com Inc.(a)	33,132	127,890
Verb Technology Co. Inc.(a)(b)	146,633	300,598
Veritone Inc.(a)	70,882	1,397,084
VirnetX Holding Corp.(a)	161,645	690,224
Zix Corp.(a)	136,381	961,486
		29,961,958
Specialty Retail — 3.5%
America’s Car-Mart Inc./TX(a)	15,143	2,146,066
Barnes & Noble Education Inc.(a)(b)	95,179	686,241
Big 5 Sporting Goods Corp.	51,517	1,322,956
Blink Charging Co.(a)(b)	90,467	3,724,526
Build-A-Bear Workshop Inc.(a)(b)	35,775	619,265
Caleres Inc.	91,681	2,501,974
CarLotz Inc.(a)(b)	110,094	601,113
Cato Corp. (The), Class A	50,057	844,462
Chico’s FAS Inc.(a)	300,805	1,979,297
Citi Trends Inc.(a)	21,996	1,913,652
Conn’s Inc.(a)	44,672	1,139,136
Container Store Group Inc. (The)(a)(b)	78,796	1,027,500
Express Inc.(a)	160,981	1,044,767
Genesco Inc.(a)	36,617	2,331,770
Haverty Furniture Companies Inc.	41,268	1,764,620
Hibbett Inc.(a)(b)	40,198	3,602,947
J Jill Inc.(a)	9,746	192,094
JOANN Inc.	28,942	455,836
Kirkland’s Inc.(a)	34,171	781,832
Lazydays Holdings Inc.(a)(b)	17,776	391,072
Lumber Liquidators Holdings Inc.(a)	71,356	1,505,612
MarineMax Inc.(a)(b)	53,478	2,606,518
OneWater Marine Inc., Class A	25,418	1,068,318
Party City Holdco Inc.(a)	273,806	2,554,610
Shift Technologies Inc.(a)	155,066	1,330,466
Shoe Carnival Inc.	21,892	1,567,248
Sportsman’s Warehouse Holdings Inc.(a)	108,423	1,926,677
Tilly’s Inc., Class A	56,850	908,463
TravelCenters of America Inc.(a)(b)	31,684	926,440
Winmark Corp.	8,745	1,679,740
Xcel Brands Inc.(a)	22,923	68,540
Zumiez Inc.(a)	54,342	2,662,215
		47,875,973
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology Inc.(a)	89,767	3,514,378
Boxlight Corp., Class A(a)	130,924	315,527
Eastman Kodak Co.(a)(b)	112,948	939,727
Immersion Corp.(a)(b)	67,592	592,782
Intevac Inc.(a)(b)	63,173	425,786
Movano Inc.(a)(b)	26,746	136,137
One Stop Systems Inc.(a)(b)	39,026	225,960
Quantum Corp.(a)	144,685	996,880
Socket Mobile Inc.(a)	15,144	93,136
TransAct Technologies Inc.(a)	21,790	299,177

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
Turtle Beach Corp.(a)(b)	37,190	$1,187,105
		8,726,595
Textiles, Apparel & Luxury Goods — 0.6%
Charles & Colvard Ltd.(a)	62,593	186,527
Culp Inc.	30,317	494,167
Delta Apparel Inc.(a)	16,219	478,785
Fossil Group Inc.(a)	117,915	1,683,826
Jerash Holdings U.S. Inc.	10,822	72,832
Lakeland Industries Inc.(a)(b)	19,525	435,993
Movado Group Inc.	39,073	1,229,627
Rocky Brands Inc.	16,964	943,199
Superior Group of Companies Inc.	28,974	692,768
Unifi Inc.(a)	33,613	818,813
Vera Bradley Inc.(a)	64,586	800,221
Vince Holding Corp.(a)(b)	8,540	86,254
		7,923,012
Thrifts & Mortgage Finance — 2.0%
1895 Bancorp of Wisconsin Inc.(a)	3,754	56,310
Bridgewater Bancshares Inc.(a)	53,743	867,949
Broadway Financial Corp./DE(a)(b)	55,682	149,785
CBM Bancorp Inc.	2,792	41,964
Cincinnati Bancorp Inc.(a)	5,673	80,443
Elmira Savings Bank.	6,298	90,124
ESSA Bancorp. Inc.	24,640	403,850
Federal Agricultural Mortgage Corp., Class C, NVS	22,992	2,273,909
FFBW Inc.(a)	17,755	202,407
Finance of America Companies Inc., Class A(a)	84,214	642,553
First Seacoast Bancorp.(a)	8,113	80,968
FS Bancorp. Inc.	9,614	685,190
Greene County Bancorp. Inc.	8,455	237,755
Guaranty Federal Bancshares Inc.	7,917	192,779
Hingham Institution For Savings (The)	3,604	1,046,962
HMN Financial Inc.(a)	9,630	205,119
Home Bancorp. Inc.	20,554	783,313
Home Federal Bancorp. Inc./LA	4,104	79,043
Home Point Capital Inc.(a)	19,446	115,315
HomeStreet Inc.	51,586	2,101,614
HV Bancorp Inc.(a)	2,982	65,455
IF Bancorp. Inc.	4,211	96,853
Impac Mortgage Holdings Inc.(a)	31,591	66,973
Kentucky First Federal BanCorp.	7,788	57,320
Lake Shore Bancorp. Inc.	5,157	79,160
Luther Burbank Corp.	45,387	538,290
Magyar Bancorp. Inc.(a)(b)	5,027	68,870
Merchants Bancorp./IN.	23,831	935,128
Meridian Bancorp. Inc.	117,555	2,405,175
Mid-Southern Bancorp Inc.	4,383	69,865
MMA Capital Holdings Inc.(a)	12,950	351,722
Northfield Bancorp. Inc.	113,721	1,865,024
Oconee Federal Financial Corp.	2,687	62,822
Ocwen Financial Corp.(a)	20,423	632,705
OP Bancorp.	35,278	354,897
PCSB Financial Corp.	38,066	691,659
Pioneer Bancorp. Inc./NY(a)(b)	33,076	397,574
Premier Financial Corp.	92,472	2,627,129
Provident Bancorp. Inc.	40,009	652,547
Randolph Bancorp Inc.(a)	3,329	68,944
Riverview Bancorp. Inc.	59,847	424,315
Southern Missouri Bancorp. Inc.	19,624	882,295
Sterling Bancorp Inc./MI(a)	41,539	189,002
Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Territorial Bancorp. Inc.	23,420	$608,217
Timberland Bancorp. Inc./WA	20,527	577,219
Velocity Financial Inc.(a)(b)	21,794	272,207
Waterstone Financial Inc.	56,493	1,110,652
Western New England Bancorp. Inc.	57,939	472,203
William Penn Bancorp. Inc.(b)	31,786	378,253
WVS Financial Corp.	5,595	92,317
		27,432,144
Tobacco — 0.3%
22nd Century Group Inc.(a)	373,478	1,729,203
Turning Point Brands Inc.	36,321	1,662,412
		3,391,615
Trading Companies & Distributors — 1.0%
Alta Equipment Group Inc.(a)	48,021	638,199
BlueLinx Holdings Inc.(a)(b)	22,266	1,119,535
CAI International Inc.	40,636	2,275,616
DXP Enterprises Inc./TX(a)	46,015	1,532,300
EVI Industries Inc.(a)(b)	14,808	420,547
Hudson Technologies Inc.(a)	93,849	319,087
Huttig Building Products Inc.(a)(b)	63,427	366,608
India Globalization Capital Inc.(a)(b)	100,049	164,080
Karat Packaging Inc.(a)(b)	11,045	224,987
Lawson Products Inc./DE(a)	11,632	622,428
Titan Machinery Inc.(a)	48,512	1,500,961
Transcat Inc.(a)	17,567	992,711
Veritiv Corp.(a)	38,288	2,351,649
Willis Lease Finance Corp.(a)	7,299	312,835
		12,841,543
Water Utilities — 0.3%
Artesian Resources Corp., Class A, NVS	21,512	790,996
Cadiz Inc.(a)(b)	49,571	674,166
Consolidated Water Co. Ltd.	39,996	469,153
Global Water Resources Inc.	31,833	543,708
Pure Cycle Corp.(a)	47,293	653,589
York Water Co. (The)	32,587	1,476,191
		4,607,803
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)(b)	146,632	1,668,672
Spok Holdings Inc.	48,919	470,601
		2,139,273

Total Common Stocks — 99.8%
(Cost: $1,176,689,585)		1,353,078,278

Preferred Stocks

Hotels, Restaurants & Leisure — 0.0%
FAT Brands Inc., 8.25%	960	20,947

Total Preferred Stocks — 0.0%
(Cost: $12,564)		20,947

Warrants

Energy Equipment & Services — 0.0%
Nabors Industries Ltd., (Expires 06/11/26)(a)	865	8,650

Total Warrants — 0.0%
(Cost: $0)		8,650

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(e)(f)(g)	180,557,762	$180,666,097
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	2,610,000	2,610,000
		183,276,097

Total Short-Term Investments — 13.5%
(Cost: $183,192,334)		183,276,097

Total Investments in Securities — 113.3%
(Cost: $1,359,894,483)		1,536,383,972

Other Assets, Less Liabilities — (13.3)%		(179,782,120)

Net Assets — 100.0%		$1,356,601,852
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Rounds to less than $1.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period-end.

(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/21	Shares Held at 06/30/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,470,830	$—		$(35,802,505	)(a)	$(5,525)	$3,297	$180,666,097	180,557,762	$642,684	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	680,000	1,930,000	(a)	—		—	—	2,610,000	2,610,000	51		—
						$(5,525)	$3,297	$183,276,097		$642,735		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index	25	09/17/21	$2,885	$(5,868)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
June 30, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,352,803,810	$143,867	$130,601	$1,353,078,278
Preferred Stocks	20,947	—	—	20,947
Warrants	8,650	—	—	8,650
Money Market Funds	183,276,097	—	—	183,276,097
	$1,536,109,504	$143,867	$130,601	$1,536,383,972
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(5,868)	$—	$—	$(5,868)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust